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                       Mutual Funds

                       for People

                       Who Pay
EATON VANCE
==============         Taxes
Mutual Funds

                                                    [Photo of brickwall omitted]

                          Annual Report March 31, 1998

                                    EATON VANCE                     California
[Photo of highway omitted]            LIMITED
                                      MATURITY                     Connecticut
                                     MUNICIPALS
                                       FUNDS                           Florida

                                      MARATHON                   Massachusetts

                                                                      Michigan

                                                                    New Jersey

                                                                      New York
[Photo of bridge omitted]
                                                                          Ohio

                                                                  Pennsylvania

EV Marathon Limited Maturity Municipals Fund as of March 31, 1998

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[Photo of Thomas J. Fetter]

Thomas J. Fetter,
President

The past year has been very favorable for the municipal bond market. Low inflation and a declining interest rate environment produced relatively good returns for the intermediate municipal sector. According to Lipper Analytical Services, Inc., - a nationally recognized monitor of mutual fund performance - the 140 funds in the Intermediate Municipal Debt Category had an average return of 8.2% for the year ended March 31, 1998.*

Amid volatile global markets, more investors were drawn to municipal bonds...

Against a backdrop of moderate economic growth and low inflation, investors again focused on the unique advantages of municipals, which remain among the best tax-advantaged vehicles. In addition, the municipal market attracted an increasing number of crossover investors from other markets. Many investors bought municipals in a flight to quality, as the domestic equity market reached overvalued levels and emerging markets were caught up in the turmoil of the Asian currency crisis.

A sound economy has resulted in improving municipal credits...

The upbeat economic climate of recent years has provided strong support for the municipal market. Steady job growth has generated increased tax revenues for states and local issuers. As a result, many areas hard-hit in the recessions of the 1970s and 1980s have since made a significant economic comeback, a fact reflected in the value of their bonds. We expect to see many more such stories emerge in the coming year.

Municipal bonds yield 88% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*                 5.24%
Taxable equivalent yield in 36% tax bracket                      8.19%
30-Year Treasury bond                                            5.93%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of March 31, 1998.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

In 1998, opportunities should continue for municipal bond investors...

At present, there is little sign of inflation on the horizon, and, with the Asian turmoil of recent months, it's possible that the economy may slow somewhat in the next year. Meanwhile, the federal budget situation has improved dramatically in the past several years.

Naturally, those conditions are subject to change over time. The market could be vulnerable if the economy strengthens or the budget situation unexpectedly worsens. We will, of course, continue to closely monitor economic progress.

As for the tax-exempt market, municipal bonds currently represent unusual value relative to their taxable counterparts. We believe that municipals will continue to serve their traditional function of financing vital public works, while offering good opportunities for tax-conscious investors.

                             Sincerely,

                         /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 11, 1998

*It is not possible to invest directly in an Index or Average.

--------------------------------------------------------------------------------
                  Effective November 24, 1997, William H. Ahern
            became Portfolio Manager of the New York Limited Maturity
  Municipals Portfolio. Mr. Ahern is Vice President of Eaton Vance Management
                       and Boston Management and Research,
               and manages other Eaton Vance municipal portfolios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution.
  Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Marathon California Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of Cynthia J. Clemson]

Cynthia J. Clemson,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o California entered 1998 with strong economic momentum. The labor force increased 309,800 during 1997 to over 16 million, a 2.9% annual growth rate which exceeded the national employment growth rate of 2.5%. Unemployment declined to 6.0% in March, 1998 from 6.7% a year earlier.

o California's economic growth has been broad-based. The construction sector grew 10.8% in 1997, aided by declining mortgage rates. Manufacturing grew 4.4%, led by textiles and apparels with 11.3% and 4.2% growth, respectively. Services showed solid growth, with particular strength in transportation, communications, financial services, and business services.

o California continues to lead the nation in the computer software and motion picture industries. The state remains the nation's leading software employer, with 20% of total industry employment. Meanwhile, it is estimated that the motion picture industry is responsible for up to 600,000 jobs statewide.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.6%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.33 on March 31, 1998 from $9.98 on March 31, 1997 and the reinvestment of $0.397 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.6% during the period, the result of an increase in NAV to $10.33 from $9.98 and the reinvestment of $0.489 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset value per share of $10.33, the distribution rates were 3.85% and 4.56% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.18% and 3.92%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o Management continued its program of adding yield to the Portfolio through the selective purchases of non-rated and lower-rated securities.

o We extended our efforts to diversify the Portfolio's holdings. In addition, we continued to upgrade call structure in order to improve the Portfolio's upside potential.

o We maintained a barbell approach to the Portfolio by balancing lower-rated, higher-yielding bonds with insured, "structure" bonds possessing good liquidity and favorable trading characteristics.(5)

Your Investment at Work
--------------------------------------------------------------------------------

  Stockton, CA Health Facilities
  Revenue Bonds                                          [Graphic Omitted]
  Dameron Hospital Association

o Dameron Hospital is a nonprofit public hospital in Stockton, which is located approximately 70 miles east of San Francisco.

o The proceeds of the bonds were loaned to Dameron to finance improvements and equipment needs of the hospital, including new information systems and the construction of a parking structure, as well as to refund outstanding Dameron Hospital bonds.

o The bond is rated BBB+ by Standard & Poor's, carries a 5.7% coupon, and provides 11 years of par call protection.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks that are associated with these investments.(6) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(6)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.6%             8.6%
Five Years                                   4.2              4.5
Life of Fund (5/29/92)                       4.9              5.2

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.6%             8.6%
Five Years                                   4.2              4.5
Life of Fund (5/29/92)                       4.9              5.2

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* May 31, 1992 - March 31, 1998

                ELCAX          EXCAX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 5/31/92       $10,000        $10,000        $10,000
 6/30/92        10,050         10,050         10,159
 7/31/92        10,401         10,401         10,462
 8/31/92        10,228         10,228         10,354
 9/30/92        10,280         10,280         10,438
10/31/92        10,142         10,142         10,368
11/30/92        10,363         10,363         10,522
12/31/92        10,448         10,448         10,608
 1/31/93        10,566         10,566         10,763
 2/28/93        10,914         10,914         11,093
 3/31/93        10,767         10,767         10,947
 4/30/93        10,864         10,864         11,015
 5/31/93        10,911         10,911         11,048
 6/30/93        11,037         11,037         11,250
 7/31/93        11,059         11,059         11,252
 8/31/93        11,232         11,232         11,451
 9/30/93        11,327         11,327         11,577
10/31/93        11,337         11,337         11,607
11/30/93        11,252         11,252         11,505
12/31/93        11,419         11,419         11,716
 1/31/94        11,530         11,530         11,840
 2/28/94        11,299         11,299         11,583
 3/31/94        10,967         10,967         11,274
 4/30/94        11,012         11,012         11,356
 5/31/94        11,075         11,075         11,413
 6/30/94        11,028         11,028         11,392
 7/31/94        11,169         11,169         11,553
 8/31/94        11,179         11,179         11,613
 9/30/94        11,066         11,066         11,502
10/31/94        10,943         10,943         11,387
11/30/94        10,771         10,771         11,221
12/31/94        10,860         10,860         11,391
 1/31/95        11,057         11,057         11,604
 2/28/95        11,286         11,286         11,866
 3/31/95        11,354         11,354         11,989
 4/30/95        11,360         11,360         11,021
 5/31/95        11,589         11,589         12,341
 6/30/95        11,523         11,523         12,330
 7/31/95        11,643         11,643         12,487
 8/31/95        11,725         11,725         12,634
 9/30/95        11,774         11,774         12,683
10/31/95        11,871         11,871         12,793
11/30/95        11,978         11,978         12,934
12/31/95        12,039         12,039         13,003
 1/31/96        12,125         12,125         13,129
 2/28/96        12,081         12,081         13,084
 3/31/96        11,952         11,952         12,956
 4/30/96        11,932         11,932         12,932
 5/31/96        11,910         11,910         12,913
 6/30/96        11,965         11,965         13,012
 7/31/96        12,037         12,030         13,120
 8/31/96        12,029         12,029         13,127
 9/30/96        12,143         12,151         13,246
10/31/96        12,218         12,233         13,388
11/30/96        12,441         12,464         13,612
12/31/96        12,348         12,379         13,570
 1/31/97        12,352         12,389         13,619
 2/28/97        12,446         12,492         13,732
 3/31/97        12,310         12,362         13,554
 4/30/97        12,374         12,433         13,624
 5/31/97        12,538         12,606         13,795
 6/30/97        12,618         12,695         13,927
 7/31/97        12,895         12,980         14,249
 8/31/97        12,762         12,854         14,149
 9/30/97        12,880         12,980         14,298
10/31/97        12,883         12,992         14,383
11/30/97        12,941         12,059         14,434
12/31/97        13,132         13,258         14,610
 1/31/98        13,251         13,386         14,763
 2/28/98        13,258         13,402         14,777
 3/31/98        13,245         13,421         14,777

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.20% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Connecticut Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Connecticut's economy gathered strength in 1997, a trend that has continued in 1998, according to the University of Connecticut Center for Economic Analysis. Most economic indicators showed healthy gains, including total employment, personal income, business starts, retail sales, and consumer confidence.

o The Connecticut housing sector was especially strong in 1997. Housing permits rose 24.4% in February from the same period a year ago. Tolland and Hartford counties led the state's housing rebound.

o Connecticut's economic expansion, now in its sixth year, is among the state's longest expansions on record. Consumer confidence, a key determinant in the expansion, remains high. According to the U.S. Bureau of Labor Statistics, consumer confidence in New England has risen 16.0% in the past year.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.0%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.11 on March 31, 1998 from $9.79 on March 31, 1997 and the reinvestment of $0.369 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.0% during the period, the result of an increase in NAV to $10.11 from $9.79 and the reinvestment of $0.459 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.11, the distribution rates were 3.66% and 4.37% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 2.69% and 3.69%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o We emphasized relative value during the period, seizing trading opportunities to add incrementally to the Portfolio's book yield.

o We made some modest adjustments to the Portfolio, supplementing our large exposure to general obligations with selective industrial development bonds, which offered very attractive yields. The IDB bonds improved the income component of the Fund.

o We continued to focus on upgrading call protection. The market continues to treat harshly those bonds with inadequate call characteristics.

Your Investment at Work
--------------------------------------------------------------------------------

  Connecticut Health and Education
  Facilities Authority                                   [Graphic Omitted]
  Greenwich Hospital

o Greenwich Hospital is a 160-bed, acute care and referral center serving Greenwich and surrounding communities in southwestern Connecticut.

o The proceeds were used to finance construction of a new hospital building, including a general medical unit and units dedicated to cardiopulminary, women's/ infant, surgical, psychiatric, orthopedic and emergency room care.

o The bonds, rated Aaa/AAA by Moody's and S&P, carry a 5.75% coupon from a very high-quality issuer, while providing ample call protection.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.0%             8.0%
Life of Fund (4/16/93)                       4.2              4.4

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.0%             8.0%
Life of Fund (4/16/93)                       4.2              4.4

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* April 30, 1993 - March 31, 1998

                ELCTX          ELCTX
                Fund -         Fund -
DATE           Class I       Class II       LBMBI
----------------------------------------------------
 4/30/93       $10,000       $10,000        $10,000
 5/31/93         9,970         9,970         10,030
 6/30/93        10,103        10,103         10,213
 7/31/93        10,108        10,108         10,215
 8/31/93        10,287        10,287         10,396
 9/30/93        10,384        10,384         10,510
10/31/93        10,388        10,388         10,537
11/30/93        10,302        10,302         10,444
12/31/93        10,483        10,483         10,636
 1/31/94        10,595        10,595         10,749
 2/28/94        10,381        10,381         10,516
 3/31/94        10,083        10,083         10,235
 4/30/94        10,154        10,154         10,310
 5/31/94        10,189        10,189         10,361
 6/30/94        10,142        10,142         10,343
 7/31/94        10,273        10,273         10,488
 8/31/94        10,301        10,301         10,543
 9/30/94        10,212        10,212         10,442
10/31/94        10,102        10,102         10,337
11/30/94         9,978         9,978         10,187
12/31/94        10,095        10,095         10,341
 1/31/95        10,257        10,257         10,535
 2/28/95        10,440        10,440         10,772
 3/31/95        10,513        10,513         10,884
 4/30/95        10,537        10,537         10,913
 5/31/95        10,719        10,719         11,204
 6/30/95        10,687        10,687         11,194
 7/31/95        10,800        10,800         11,336
 8/31/95        10,898        10,898         11,470
 9/30/95        10,944        10,944         11,514
10/31/95        11,045        11,045         11,614
11/30/95        11,156        11,156         11,742
12/31/95        11,201        11,201         11,804
 1/31/96        11,270        11,270         11,919
 2/28/96        11,215        11,215         11,878
 3/31/96        11,091        11,091         11,762
 4/30/96        11,048        11,048         11,740
 5/31/96        11,003        11,003         11,723
 6/30/96        11,086        11,086         11,813
 7/31/96        11,187        11,187         11,911
 8/31/96        11,154        11,154         11,917
 9/30/96        11,271        11,271         12,025
10/31/96        11,339        11,339         12,154
11/30/96        11,525        11,525         12,357
12/31/96        11,480        11,480         12,319
 1/31/97        11,493        11,493         12,364
 2/28/97        11,579        11,580         12,467
 3/31/97        11,447        11,454         12,305
 4/30/97        11,505        11,519         12,368
 5/31/97        11,658        11,679         12,524
 6/30/97        11,731        11,760         12,643
 7/31/97        11,967        12,003         12,936
 8/31/97        11,838        11,881         12,845
 9/30/97        11,935        11,985         12,981
10/31/97        11,972        12,029         13,057
11/30/97        12,024        12,089         13,103
12/31/97        12,190        12,263         13,264
 1/31/98        12,263        12,344         13,403
 2/28/98        12,279        12,368         13,415
 3/31/98        12,252        12,369         13,416

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 97.91% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Florida Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Florida's economy continues to enjoy great strength, driven by a diverse base that includes a booming service sector. The service sector accounts for over 35% of total non-farm employment and is dominated by tourism. Florida topped California and Hawaii to rank as the country's leading destination for summer vacations.

o Trade continues to provide strong job growth. Industrial machinery, computers, electrical equipment, transportation equipment, fertilizer and scientific instruments were among Florida's leading export industries in the past year.

o Other important sectors in the Florida economy include construction - which slowed somewhat in the past year from the rapid growth of the mid-1990's - and manufacturing, which accounts for almost 8% of total employment. Within manufacturing, the aerospace, telecommunications equipment, and defense industries should continue to show strength.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.1%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.29 on March 31, 1998 from $9.98 on March 31, 1997 and the reinvestment of $0.387 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.1% during the period, the result of an increase in NAV to $10.29 from $9.98 and the reinvestment of $0.48 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.29, the distribution rates were 3.77% and 4.49% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.09% and 3.83%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o The Portfolio continued its barbell strategy, which balances discount bonds for capital appreciation with higher-coupon issues for income. Escrowed bonds, general obligations, insured hospitals, and electric utilities were the Portfolio's largest sector weightings.

o Amid a low-inflation economic outlook, the climate for bonds remained generally constructive. Therefore, we continued our efforts to improve the Fund's call protection, which further enhanced the Fund's capital appreciation potential.

o With quality a major consideration for Florida investors, insured bonds again represented a high percentage of the Portfolio's investments.(5)

Your Investment at Work
--------------------------------------------------------------------------------

  Palm Beach County
  Solid Waste Industrial Development Bonds               [Graphic Omitted]
  Osceola Power Project

o The proceeds of this bond were used to finance the construction and operation of a facility to dispose of by-products from Osceola's sugar mill in Pahokee. The Project's electric generating capacity has been sold to Florida Power & Light Company.

o This co-generation project is additionally attractive because it provides environmental solutions while generating economic benefits.

o The bonds have attractive 6.95% coupon and are an example of the Portfolio's efforts to find opportunities in selective non-rated issues.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Private insurance does not remove the interest rate risks that are associated with these investments.(6) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule:
    3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(6)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.1%             8.1%
Five Years                                   4.1              4.3
Life of Fund (5/29/92)                       4.8              5.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.1%             8.1%
Five Years                                   4.1              4.3
Life of Fund (5/29/92)                       4.8              5.1

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* May 31, 1992 - March 31, 1998

                 ELFLX         EXFLX
                 Fund -       Fund -
DATE            Class I      Class II        LBMBI
----------------------------------------------------
 5/31/92       $10,000       $10,000        $10,000
 6/30/92        10,020        10,020         10,159
 7/31/92        10,334        10,334         10,462
 8/31/92        10,202        10,202         10,354
 9/30/92        10,265        10,265         10,438
10/31/92        10,147        10,147         10,368
11/30/92        10,369        10,369         10,522
12/31/92        10,454        10,454         10,608
 1/31/93        10,572        10,572         10,763
 2/28/93        10,951        10,951         11,093
 3/31/93        10,794        10,794         10,947
 4/30/93        10,881        10,881         11,015
 5/31/93        10,928        10,928         11,048
 6/30/93        11,054        11,054         11,250
 7/31/93        11,065        11,065         11,252
 8/31/93        11,226        11,226         11,451
 9/30/93        11,332        11,332         11,577
10/31/93        11,352        11,352         11,607
11/30/93        11,256        11,256         11,505
12/31/93        11,492        11,492         11,716
 1/31/94        11,592        11,592         11,840
 2/28/94        11,351        11,351         11,583
 3/31/94        10,975        10,975         11,274
 4/30/94        11,075        11,075         11,356
 5/31/94        11,148        11,148         11,413
 6/30/94        11,101        11,101         11,392
 7/31/94        11,253        11,253         11,553
 8/31/94        11,264        11,264         11,613
 9/30/94        11,162        11,162         11,502
10/31/94        11,039        11,039         11,387
11/30/94        10,890        10,890         11,221
12/31/94        11,029        11,029         11,391
 1/31/95        11,226        11,226         11,604
 2/28/95        11,433        11,433         11,866
 3/31/95        11,501        11,501         11,989
 4/30/95        11,506        11,506         12,021
 5/31/95        11,723        11,723         12,341
 6/30/95        11,715        11,715         12,330
 7/31/95        11,835        11,835         12,487
 8/31/95        11,940        11,940         12,634
 9/30/95        11,967        11,967         12,683
10/31/95        12,051        12,051         12,793
11/30/95        12,136        12,136         12,934
12/31/95        12,208        12,208         13,003
 1/31/96        12,282        12,282         13,129
 2/28/96        12,203        12,203         13,084
 3/31/96        12,050        12,050         12,956
 4/30/96        12,018        12,018         12,932
 5/31/96        11,984        11,984         12,913
 6/30/96        12,039        12,039         13,012
 7/31/96        12,111        12,104         13,120
 8/31/96        12,115        12,116         13,127
 9/30/96        12,218        12,225         13,246
10/31/96        12,280        12,295         13,388
11/30/96        12,479        12,501         13,612
12/31/96        12,398        12,428         13,570
 1/31/97        12,365        12,402         13,619
 2/28/97        12,459        12,505         13,732
 3/31/97        12,297        12,349         13,554
 4/30/97        12,385        12,444         13,624
 5/31/97        12,535        12,603         13,795
 6/30/97        12,614        12,691         13,927
 7/31/97        12,827        12,912         14,249
 8/31/97        12,694        12,786         14,149
 9/30/97        12,785        12,886         14,298
10/31/97        12,838        12,947         14,383
11/30/97        12,895        12,013         14,434
12/31/97        13,034        13,160         14,610
 1/31/98        13,164        13,299         14,763
 2/28/98        13,170        13,314         14,777
 3/31/98        13,168        13,344         14,777

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.56% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Massachusetts Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Massachusetts' economy benefits from diverse sources of strength most notably the high-technology and financial services industries which have produced solid growth, high personal incomes, and very low unemployment. The Commonwealth's unemployment rate reached 3.7% in March 1998.

o Massachusetts' manufacturing base has enjoyed a sharp turnaround in the past year, with manufacturing employment rising by 12,000 jobs in the past year, according to the Department of Economic Development. That marked the largest annual increase for the manufacturing sector since 1984.

o Despite the booming economy, however, Massachusetts has one of the highest per-capita debt levels in the nation. Major projects, such as a new convention center and the Central Artery/Third Harbor Tunnel Project, could create financial pressures in the years to come.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.3%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.33 on March 31, 1998 from $9.99 on March 31, 1997 and the reinvestment of $0.382 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.3% during the period, the result of an increase in NAV to $10.33 from $9.99 and the reinvestment of $0.473 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.33, the distribution rates were 3.71% and 4.41% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.01% and 3.94%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o The Portfolio underwent some modest adjustments during the past year. While still fiercely competitive, the hospital sector offered value among the better institutions and represented the Portfolio's largest weighting at March 31.

o Consistent with our favorable market outlook, we have continued to upgrade call protection. Typically, as bonds age, their call protection is eroded, reducing their responsiveness to lower interest rates.

o Municipal issuance has been increasingly dominated by investment-grade and insured bonds. To preserve the Fund's yield, we have selectively pursued bonds in the non-rated segment of the market, where Eaton Vance's research strengths can add significant value to the Portfolio.

Your Investment at Work
--------------------------------------------------------------------------------

  Massachusetts Health & Educational
  Finance Authority                                      [Graphic Omitted]
  Fairview Extended Care Facilities, Inc.

o Fairview Extended Care Services, Inc. is a non-profit company that operates a series of nursing homes and continuing care facilities within the Commonwealth.

o These 1990 First Mortgage Series A bonds were issued in 1990 with a 10.125% coupon.

o The non-rated bonds were prerefunded in July 1997. While the bonds' handsome coupon provided excellent income for the Fund, the prerefunding provided an additional boost to performance.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.3%             8.3%
Five Years                                   4.3              4.6
Life of Fund (6/1/92)                        4.9              5.1

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.3%             8.3%
Five Years                                   4.3              4.6
Life of Fund (6/1/92)                        4.9              5.1

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* June 30, 1992 - March 31, 1998

                 ELMAX         EXMAX
                 Fund -       Fund -
DATE            Class I      Class II        LBMBI
----------------------------------------------------
 6/30/92       $10,000       $10,000        $10,000
 7/31/92        10,278        10,278         10,298
 8/31/92        10,136        10,136         10,192
 9/30/92        10,178        10,178         10,275
10/31/92        10,070        10,070         10,205
11/30/92        10,270        10,270         10,358
12/31/92        10,355        10,355         10,442
 1/31/93        10,462        10,462         10,595
 2/28/93        10,798        10,798         11,919
 3/31/93        10,652        10,652         10,776
 4/30/93        10,739        10,739         10,843
 5/31/93        10,786        10,786         10,875
 6/30/93        10,900        10,900         11,074
 7/31/93        10,911        10,911         11,076
 8/31/93        11,094        11,094         11,272
 9/30/93        11,180        11,180         11,396
10/31/93        11,201        11,201         11,425
11/30/93        11,117        11,117         11,325
12/31/93        11,300        11,300         11,533
 1/31/94        11,399        11,399         11,655
 2/28/94        11,180        11,180         11,402
 3/31/94        10,838        10,838         11,098
 4/30/94        10,917        10,917         11,179
 5/31/94        10,979        10,979         11,234
 6/30/94        10,933        10,933         11,214
 7/31/94        11,085        11,085         11,372
 8/31/94        11,107        11,107         11,432
 9/30/94        10,995        10,995         11,322
10/31/94        10,884        10,884         11,209
11/30/94        10,746        10,746         11,045
12/31/94        10,903        10,903         11,213
 1/31/95        11,077        11,077         11,423
 2/28/95        11,295        11,295         11,680
 3/31/95        11,363        11,363         11,802
 4/30/95        11,369        11,369         11,833
 5/31/95        11,575        11,575         12,148
 6/30/95        11,533        11,533         12,137
 7/31/95        11,641        11,641         12,292
 8/31/95        11,747        11,747         12,437
 9/30/95        11,795        11,795         12,484
10/31/95        11,878        11,878         12,593
11/30/95        11,996        11,996         12,732
12/31/95        12,043        12,043         13,799
 1/31/96        12,116        12,116         13,923
 2/28/96        12,058        12,058         13,879
 3/31/96        11,940        11,940         12,753
 4/30/96        11,883        11,883         12,730
 5/31/96        11,860        11,860         12,711
 6/30/96        11,925        11,925         12,809
 7/31/96        11,996        11,989         12,915
 8/31/96        11,999        11,999         12,922
 9/30/96        12,111        12,119         13,039
10/31/96        12,208        12,223         13,179
11/30/96        12,380        12,403         13,399
12/31/96        12,298        12,329         13,358
 1/31/97        12,300        12,338         13,406
 2/28/97        12,405        12,451         13,517
 3/31/97        12,268        12,320         13,342
 4/30/97        12,354        12,414         13,411
 5/31/97        12,504        12,572         13,579
 6/30/97        12,595        12,671         13,709
 7/31/97        12,794        12,879         14,027
 8/31/97        12,722        12,815         13,927
 9/30/97        12,800        12,901         14,075
10/31/97        12,815        12,923         14,158
11/30/97        12,883        13,001         14,208
12/31/97        13,059        13,185         14,382
 1/31/98        13,150        13,285         14,533
 2/28/98        13,156        13,299         14,546
 3/31/98        13,167        13,341         14,546

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 97.74% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Michigan Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Economic activity continued to expand in Michigan in 1998, as the robust national economy created strong demand for the state's manufacturing sector. The City of Detroit continued its comeback, with unemployment declining and new business starts gathering momentum.

o The pivotal auto industry enjoyed another strong year in 1997, albeit in an increasingly competitive sales environment. Sales of U.S. cars and trucks totalled 15.2 million units for the year.

o According to the Senate Fiscal Agency, Michigan continues to receive less than a per-capita share of federal expenditures. With no major military installation in the state, the state receives less in direct payments and procurements than many other states. The shortfall has averaged more than 20% over the past decade.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.2%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.04 on March 31, 1998 from $9.74 on March 31, 1997 and the reinvestment of $0.385 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.2% during the period, the result of an increase in NAV to $10.04 from $9.74 and the reinvestment of $0.477 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.04, the distribution rates were 3.84% and 4.57% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.04% and 3.71%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o The Portfolio continued to focus on relative value during the past year, seeking good trading opportunities as well as pursuing attractive non-rated bonds when possible.

o Several of the Portfolio's major investments were Detroit issues. The City's general obligation bonds have fared well due to signs of economic revitalization and the improved prospects for casino gambling.

o Escrowed bonds were among the Portfolio's largest weightings. Pre-refunded and backed by U.S. Treasuries, escrowed bonds tend to perform well in a declining interest rate environment.

Your Investment at Work
--------------------------------------------------------------------------------

  Monroe County
  Pollution Control Revenue Bonds                        [Graphic Omitted]
  The Detroit Edison Co.

o The proceeds of the bonds were used to build pollution control facilities at Detroit Edison's Enrico Fermi 2 and Monroe Power Plants.

o In financing the purchase of land, pollution control monitors, and solid waste disposal equipment, the bonds provided much-needed environmental support for a major power source in southeastern Michigan.

o In addition to providing an attractive 6.35% coupon, the bonds are insured by AMBAC, one of the nation's largest municipal bond insurers and, are rated Aaa/AAA by Moody's and Standard & Poor's, respectively.(5)

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Private insurance does not remove the interest rate risks that are associated with this investment.(6) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(6)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.2%             8.2%
Life of Fund (4/16/93)                       4.2              4.4

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.2%             8.2%
Life of Fund (4/16/93)                       4.2              4.4

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* April 30, 1993 - March 31, 1998

                ELMHX          EXMHX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 4/30/93       $10,000       $10,000        $10,000
 5/31/93         9,980         9,980         10,030
 6/30/93        10,124        10,124         10,213
 7/31/93        10,130        10,130         10,215
 8/31/93        10,282        10,282         10,396
 9/30/93        10,380        10,380         10,510
10/31/93        10,387        10,387         10,537
11/30/93        10,324        10,324         10,444
12/31/93        10,495        10,495         10,636
 1/31/94        10,609        10,609         10,749
 2/28/94        10,375        10,375         10,516
 3/31/94        10,057        10,057         10,235
 4/30/94        10,140        10,140         10,310
 5/31/94        10,177        10,177         10,361
 6/30/94        10,151        10,151         10,343
 7/31/94        10,274        10,274         10,488
 8/31/94        10,292        10,292         10,543
 9/30/94        10,193        10,193         10,442
10/31/94        10,074        10,074         10,337
11/30/94         9,930         9,930         10,187
12/31/94        10,038        10,038         10,341
 1/31/95        10,245        10,245         10,535
 2/28/95        10,430        10,430         10,772
 3/31/95        10,483        10,483         10,884
 4/30/95        10,486        10,486         10,913
 5/31/95        10,681        10,681         11,204
 6/30/95        10,639        10,639         11,194
 7/31/95        10,718        10,718         11,336
 8/31/95        10,818        10,818         11,470
 9/30/95        10,863        10,863         11,514
10/31/95        10,998        10,998         11,614
11/30/95        11,099        11,099         11,742
12/31/95        11,133        11,133         11,804
 1/31/96        11,225        11,225         11,919
 2/28/96        11,136        11,136         11,878
 3/31/96        11,001        11,001         11,762
 4/30/96        10,959        10,959         11,740
 5/31/96        10,948        10,948         11,723
 6/30/96        11,022        11,022         11,813
 7/31/96        11,136        11,136         11,911
 8/31/96        11,082        11,082         11,917
 9/30/96        11,212        11,212         12,025
10/31/96        11,305        11,305         12,154
11/30/96        11,494        11,492         12,357
12/31/96        11,463        11,468         12,319
 1/31/97        11,500        11,512         12,364
 2/28/97        11,588        11,609         12,467
 3/31/97        11,457        11,484         12,305
 4/30/97        11,505        11,539         12,368
 5/31/97        11,649        11,690         12,524
 6/30/97        11,736        11,785         12,643
 7/31/97        11,963        11,020         12,936
 8/31/97        11,859        11,923         12,845
 9/30/97        11,922        11,994         12,981
10/31/97        11,948        11,027         13,057
11/30/97        11,990        11,078         13,103
12/31/97        12,171        12,267         13,264
 1/31/98        12,283        12,387         13,403
 2/28/98        12,277        12,389         13,415
 3/31/98        12,287        12,429         13,416

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.71% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon New Jersey Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The New Jersey economy continued its slow but steady improvement in the past year. Total state employment rose by more than 87,000 jobs, the strongest job growth since 1984. Unemployment was 5.1 in March, the lowest level since 1990.

o Residential construction in New Jersey was very strong in the past year, with building permits for residential units rising 21%. Construction activity was boosted by the robust economy and mild winter weather, and marked the best showing in a decade for the residential construction industry.

o The fastest job growth remained in the services-related sectors. Restaurants, temporary personnel agencies, computer-related businesses, data processing, engineering, and financial services all posted strong job growth in the past year.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 6.7%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.35 on March 31, 1998 from $10.07 on March 31, 1997 and the reinvestment of $0.389 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 7.7% during the period, the result of an increase in NAV to $10.35 from $10.07 and the reinvestment of $0.481 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.35, the distribution rates were 3.77% and 4.47% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.06% and 3.79%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o Portfolio activity was generally characterized by an emphasis on relative value, efforts to build book yield through trading opportunities, and continuing adjustments to improve the Portfolio's call protection.

o With quality spreads remaining historically narrow, the continuing care and nursing home sectors again afforded the Portfolio opportunities to find attractive higher-yielding, non-rated issues.

o The Portfolio emphasized high quality institutions in the hospital sector, which has become increasingly competitive in recent years. We limited our exposure to the solid waste sector, the subject of recent adverse court decisions.

Your Investment at Work
--------------------------------------------------------------------------------

  New Jersey Economic
  Development Authority                                  [Graphic Omitted]
  District Heating and Cooling
  Trigen-Trenton Project

o Trigen Energy Corp. operates cogeneration and district heating and cooling systems in New Jersey, New York, Oklahoma, Missouri, and Ontario, Canada.

o Proceeds from the bond issue financed the installation of a new chilled water production unit and pipe extensions for the hot and chilled water distribution systems.

o The bonds have a 6.1% coupon and are representative of the Portfolio's efforts to find value in non-rated and lower-rated investment-grade bonds.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance5
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     6.7%             7.7%
Five Years                                   4.2              4.5
Life of Fund (6/1/92)                        4.9              5.2

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     3.7%             7.7%
Five Years                                   4.2              4.5
Life of Fund (6/1/92)                        4.9              5.2

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON
NEW JERSEY LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* June 30, 1992 - March 31, 1998

                ELNJX          EXNJX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 6/30/92       $10,000       $10,000        $10,000
 7/31/92        10,358        10,358         10,298
 8/31/92        10,215        10,215         10,192
 9/30/92        10,257        10,257         10,275
10/31/92        10,118        10,118         10,205
11/30/92        10,328        10,328         10,358
12/31/92        10,422        10,422         10,442
 1/31/93        10,540        10,540         10,595
 2/28/93        10,896        10,896         10,919
 3/31/93        10,739        10,739         10,776
 4/30/93        10,825        10,825         10,843
 5/31/93        10,871        10,871         10,875
 6/30/93        11,006        11,006         11,074
 7/31/93        11,016        11,016         11,076
 8/31/93        11,167        11,167         11,272
 9/30/93        11,250        11,250         11,396
10/31/93        11,249        11,249         11,425
11/30/93        11,174        11,174         11,325
12/31/93        11,345        11,345         11,533
 1/31/94        11,455        11,455         11,655
 2/28/94        11,225        11,225         11,402
 3/31/94        10,894        10,894         11,098
 4/30/94        10,971        10,971         11,179
 5/31/94        11,033        11,033         11,234
 6/30/94        10,985        10,985         11,214
 7/31/94        11,115        11,115         11,372
 8/31/94        11,136        11,136         11,432
 9/30/94        11,045        11,045         11,322
10/31/94        10,922        10,922         11,209
11/30/94        10,773        10,773         11,045
12/31/94        10,941        10,941         11,213
 1/31/95        11,125        11,125         11,423
 2/28/95        11,308        11,308         11,680
 3/31/95        11,387        11,387         11,802
 4/30/95        11,381        11,381         11,833
 5/31/95        11,597        11,597         12,148
 6/30/95        11,531        11,531         12,137
 7/31/95        11,639        11,639         12,292
 8/31/95        11,720        11,720         12,437
 9/30/95        11,781        11,781         12,484
10/31/95        11,888        11,888         12,593
11/30/95        12,030        12,030         12,732
12/31/95        12,079        12,079         12,799
 1/31/96        12,152        12,152         12,923
 2/28/96        12,073        12,073         12,879
 3/31/96        11,932        11,932         12,753
 4/30/96        11,865        11,865         12,730
 5/31/96        11,831        11,831         12,711
 6/30/96        11,920        11,920         12,809
 7/31/96        12,051        12,044         12,915
 8/31/96        12,019        12,019         12,922
 9/30/96        12,143        12,151         13,039
10/31/96        12,205        12,220         13,179
11/30/96        12,390        12,425         13,399
12/31/96        12,357        12,388         13,358
 1/31/97        12,409        12,446         13,406
 2/28/97        12,501        12,548         13,517
 3/31/97        12,353        12,405         13,342
 4/30/97        12,391        12,451         13,411
 5/31/97        12,541        12,609         13,579
 6/30/97        12,645        12,721         13,709
 7/31/97        12,894        12,979         14,027
 8/31/97        12,749        12,841         13,927
 9/30/97        12,865        12,965         14,075
10/31/97        12,893        13,001         14,158
11/30/97        12,937        13,054         14,208
12/31/97        13,088        13,213         14,382
 1/31/98        13,205        13,340         14,533
 2/28/98        13,199        13,342         14,546
 3/31/98        13,185        13,359         14,546


 *Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 97.44% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon New York Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The strength of the national expansion is finally starting to have an impact on the New York State economy. The state added 96,000 jobs in 1997, an increase of 1.2%. However, the state continued to lag national trends, where employment rose 2.3%. The gap is expected to narrow slightly in 1998, led by strength in the service and finance sectors.

o Wall Street activity was again a major boost to New York's economy, as the sharp rise in corporate underwriting and merger-and-acquisition activity contributed to robust profit growth. Bonuses earned in the state's financial sectors added $4.2 billion to state personal income growth in 1997.

o With downsizing among large New York companies exacting a heavy toll, small business growth has become central to the state's job creation. It's estimated that small business has added more than 500,000 jobs since 1992, while large companies have reduced their workforce by nearly 250,000.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 8.7%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.51 on March 31, 1998 from $10.04 on March 31, 1997 and the reinvestment of $0.387 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 9.6% during the period, the result of an increase in NAV to $10.51 from $10.04 and the reinvestment of $0.479 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.51, the distribution rates were 3.69% and 4.39% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.37% and 4.14%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o With New York enjoying a strong economic uptrend, the Portfolio has maintained a large exposure to state appropriated debt, which was upgraded during the period by Standard & Poor's rating agency.

o We maintained a lower exposure to insured bonds than in past cycles. With insured bonds plentiful in the New York market, we searched for value in other areas, including hospitals and New York City housing bonds.

o Escrowed bonds remained among the Portfolio's largest sector weightings. Because they are backed by Treasury bonds, escrowed bonds are viewed as the highest quality and tend to perform well in a constructive market environment.

Your Investment at Work
--------------------------------------------------------------------------------

  Dormitory Authority
  State of New York                                      [Graphic Omitted]
  Nyack Hospital

o Nyack Hospital is a private, non-profit institution that operates a 402-bed acute care facility located in Rockland County, 20 miles north of New York City.

o The bonds were issued to advance-refund earlier bonds that had financed the construction of medical facilities at Nyack Hospital.

o The bonds have a 6.00% coupon and are not subject to redemption prior to their July 2006 maturity date, further improving the Fund's call protection.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     8.7%             9.6%
Five Years                                   4.5              4.7
Life of Fund (5/29/92)                       5.2              5.4

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     5.7%             9.6%
ive Years                                    4.5              4.7
Life of Fund (5/29/92)                       5.2              5.4

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON
NEW YORK LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* May 31, 1992 - March 31, 1998

                ELNYX          EXNYX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 5/31/92       $10,000       $10,000        $10,000
 6/30/92        10,010        10,010         10,159
 7/31/92        10,312        10,312         10,462
 8/31/92        10,220        10,220         10,354
 9/30/92        10,274        10,274         10,438
10/31/92        10,135        10,135         10,368
11/30/92        10,368        10,368         10,522
12/31/92        10,464        10,464         10,608
 1/31/93        10,603        10,603         10,763
 2/28/93        10,962        10,962         11,093
 3/31/93        10,795        10,795         10,947
 4/30/93        10,871        10,871         11,015
 5/31/93        10,908        10,908         11,048
 6/30/93        11,055        11,055         11,250
 7/31/93        11,076        11,076         11,252
 8/31/93        11,258        11,258         11,451
 9/30/93        11,342        11,342         11,577
10/31/93        11,351        11,351         11,607
11/30/93        11,265        11,265         11,505
12/31/93        11,437        11,437         11,716
 1/31/94        11,548        11,548         11,840
 2/28/94        11,305        11,305         11,583
 3/31/94        10,952        10,952         11,274
 4/30/94        11,030        11,030         11,356
 5/31/94        11,103        11,103         11,413
 6/30/94        11,078        11,078         11,392
 7/31/94        11,208        11,208         11,553
 8/31/94        11,218        11,218         11,613
 9/30/94        11,106        11,106         11,502
10/31/94        10,983        10,983         11,387
11/30/94        10,788        10,788         11,221
12/31/94        10,952        10,952         11,391
 1/31/95        11,149        11,149         11,604
 2/28/95        11,366        11,366         11,866
 3/31/95        11,434        11,434         11,989
 4/30/95        11,440        11,440         11,021
 5/31/95        11,657        11,657         12,341
 6/30/95        11,626        11,626         12,330
 7/31/95        11,734        11,734         12,487
 8/31/95        11,839        11,839         12,634
 9/30/95        11,866        11,866         12,683
10/31/95        11,974        11,974         12,793
11/30/95        12,093        12,093         12,934
12/31/95        12,154        12,154         13,003
 1/31/96        12,228        12,228         13,129
 2/28/96        12,148        12,148         13,084
 3/31/96        12,019        12,019         12,956
 4/30/96        11,975        11,975         12,932
 5/31/96        11,942        11,942         12,913
 6/30/96        12,020        12,020         13,012
 7/31/96        12,091        12,084         13,120
 8/31/96        12,070        12,071         13,127
 9/30/96        12,195        12,203         13,246
10/31/96        12,281        12,296         13,388
11/30/96        12,478        12,501         13,612
12/31/96        12,409        12,439         13,570
 1/31/97        12,387        12,425         13,619
 2/28/97        12,480        12,526         13,732
 3/31/97        12,355        12,408         13,554
 4/30/97        12,443        12,503         13,624
 5/31/97        12,606        12,674         13,795
 6/30/97        12,722        12,798         13,927
 7/31/97        13,034        13,120         14,249
 8/31/97        12,925        13,018         14,149
 9/30/97        13,042        13,143         14,298
10/31/97        13,069        13,179         14,383
11/30/97        13,126        13,244         14,434
12/31/97        13,315        13,442         14,610
 1/31/98        13,407        13,543         14,763
 2/28/98        13,426        13,571         14,777
 3/31/98        13,424        13,600         14,777

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.88% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Ohio Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Ohio's labor market has remained strong in recent months. According to the Ohio Bureau of Employment Services, the state enjoyed especially strong job creation within the business and health services areas. Over the one-year period, the number of employed Ohioans has increased by 156,000.

o The Asian crisis, which rocked the financial markets in late 1997, has moderated somewhat in recent months. Nonetheless, weakness in the Asian economies is likely to persist through 1998 and into 1999, and could modestly dampen export demand for Ohio's manufactured goods.

o Ohio tax revenues have exceeded estimates by 2.1% in the current fiscal year. Continued low employment and strong consumer buying power have resulted in strong year-to-date income and sales tax receipts.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 7.4%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.14 on March 31, 1998 from $9.82 on March 31, 1997 and the reinvestment of $0.399 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 8.4% during the period, the result of an increase in NAV to $10.14 from $9.82 and the reinvestment of $0.49 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.14, the distribution rates were 3.94% and 4.65% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.16% and 3.92%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o General obligations and insured general obligations were the Portfolio's largest concentrations, providing good quality and liquidity.(5) Zero-coupon GOs provided performance in a declining rate environment.

o Investments in non-rated bonds allowed us to add incrementally to the Fund's yield. The Portfolio found attractive non-rated situations in the industrial development, housing, and continuing care sectors.

o We remained very selective with respect to hospital bonds. We focused on the more competitive institutions that have favorable cost structures and have forged alliances through mergers or alliances with other hospitals.

Your Investment at Work
--------------------------------------------------------------------------------

  Certificates of Participation
  City of Cleveland                                      {Graphic Omitted]
  Cleveland Stadium Project

o Following the relocation of the Browns to Baltimore, the National Football League formally awarded the city a new franchise in April 1998. The Cleveland Browns will commence league play in the 1999 season.

o The certificates represent a participation in the rents to be paid by the City of Cleveland and were used to assist in financing the construction of the new open-air, 70,000-seat Cleveland Stadium.

o The certificates have a 5.25% coupon and are rated Aaa/AAA by Moody's and Standard & Poor's.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Private insurance does not remove the interest rate risks that are associated with these investments. (6) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(6)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     7.4%             8.4%
Life of Fund (4/16/93)                       4.4              4.7

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     4.4%             8.4%
Life of Fund (4/16/93)                       4.4              4.7

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* April 30, 1993 - March 31, 1998

                ELOHX          EXOHX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 4/30/93       $10,000       $10,000        $10,000
 5/31/93         9,990         9,990         10,030
 6/30/93        10,149        10,149         10,213
 7/31/93        10,176        10,176         10,215
 8/31/93        10,348        10,348         10,396
 9/30/93        10,446        10,446         10,510
10/31/93        10,452        10,452         10,537
11/30/93        10,389        10,389         10,444
12/31/93        10,561        10,561         10,636
 1/31/94        10,674        10,674         10,749
 2/28/94        10,430        10,430         10,516
 3/31/94        10,113        10,113         10,235
 4/30/94        10,206        10,206         10,310
 5/31/94        10,253        10,253         10,361
 6/30/94        10,217        10,217         10,343
 7/31/94        10,350        10,350         10,488
 8/31/94        10,369        10,369         10,543
 9/30/94        10,260        10,260         10,442
10/31/94        10,140        10,140         10,337
11/30/94         9,996         9,996         10,187
12/31/94        10,136        10,136         10,341
 1/31/95        10,322        10,322         10,535
 2/28/95        10,484        10,484         10,772
 3/31/95        10,558        10,558         10,884
 4/30/95        10,551        10,551         10,913
 5/31/95        10,767        10,767         11,204
 6/30/95        10,715        10,715         11,194
 7/31/95        10,784        10,784         11,336
 8/31/95        10,894        10,894         11,470
 9/30/95        10,952        10,952         11,514
10/31/95        11,065        11,065         11,614
11/30/95        11,166        11,166         11,742
12/31/95        11,224        11,224         11,804
 1/31/96        11,271        11,271         11,919
 2/28/96        11,217        11,217         11,878
 3/31/96        11,094        11,094         11,762
 4/30/96        11,062        11,062         11,740
 5/31/96        11,041        11,041         11,723
 6/30/96        11,161        11,161         11,813
 7/31/96        11,218        11,218         11,911
 8/31/96        11,211        11,211         11,917
 9/30/96        11,343        11,343         12,025
10/31/96        11,414        11,414         12,154
11/30/96        11,603        11,601         12,357
12/31/96        11,562        11,555         12,319
 1/31/97        11,542        11,554         12,364
 2/28/97        11,666        11,687         12,467
 3/31/97        11,525        11,551         12,305
 4/30/97        11,598        11,631         12,368
 5/31/97        11,743        11,783         12,524
 6/30/97        11,831        11,879         12,643
 7/31/97        12,083        12,139         12,936
 8/31/97        11,992        11,055         12,845
 9/30/97        12,068        12,139         12,981
10/31/97        12,096        12,174         13,057
11/30/97        12,140        12,226         13,103
12/31/97        12,273        12,367         13,264
 1/31/98        12,386        12,488         13,403
 2/28/98        12,394        12,504         13,415
 3/31/98        12,381        12,521         13,416

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.74% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Pennsylvania Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of Timothy T. Browse]

Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Manufacturing, which has long been a sore spot for the Pennsylvania economy, showed signs of a comeback in 1997 and early 1998, adding more than 4,000 jobs. Producers of both durable and non-durable goods participated in the revival. Industrial machinery and chemicals were two areas that were especially strong.

o The Commonwealth's jobless rate - at 4.8% in March - showed steady improvement from the 5.3% rate of a year ago. Construction employment increased sharply in 1997, rising by more than 15,000 jobs, a 7% increase over 1996.

o Pennsylvania continues to diversify beyond its traditional industrial economic base. In 1997, the Commonwealth spent more than $100 million on advanced manufacturing research (AMR), which uses state-of-the-art technologies to produce high value-added products. Pennsylvania universities awarded more than 1,100 AMR-related degrees.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund's Class I shares had a total return of 8.6%.(1) This return resulted from an increase in net asset value
  (NAV) per share to $10.55 on March 31, 1998 from $10.10 on March 31, 1997 and the reinvestment of $0.401 per share in tax-free dividend income.(2)

o The Fund's Class II shares had a total return of 9.5% during the period, the result of an increase in NAV to $10.55 from $10.10 and the reinvestment of $0.494 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividends and net asset values per share of $10.55, the distribution rates were 3.81% and 4.51% for Class I and Class II shares, respectively.(3) The SEC 30-day yields at March 31 were 3.03% and 3.85%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

o In a constructive market environment, the Portfolio reduced its exposure to par bonds while selectively adding discount bonds and zero coupons. These issues are typically more sensitive to changes in interest rates.

o The Portfolio remained extremely selective in the Pennsylvania hospital sector, especially in the overbedded Philadelphia market. We found good value in stand-alone, BBB rated institutions located in rural locations.

o In an increasingly generic market, we sought opportunities among non-rated and lower-rated bonds. Lower-rated solid waste and cogeneration issues provided some attractive situations.

Your Investment at Work
--------------------------------------------------------------------------------

  Monroeville Hospital Authority
  Hospital Revenue Refunding Bonds                       [Graphic Omitted]
  Forbes Health System

o Forbes Health System is a healthcare corporation providing comprehensive health care services in southwestern Pennsylvania, including Forbes Regional Hospital, a 350-bed acute care facility in Monroeville.

o The proceeds of the bonds were used to advance-refund an outstanding issue that financed construction and equipment installation at the Monroeville facility.

o The bonds have a 5.75% coupon and are rated A3 by Moody's and BBB+ by Standard & Poor's. They are an example of the Portfolio's efforts to add value through lower-rated, investment-grade bonds that may have further upgrade potential.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's Class I applicable contingent deferred sales charge (CDSC).(2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.(5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class I reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

                                            Class I         Class II
                                            -------         --------
One Year                                     8.6%             9.5%
Five Years                                   4.6              4.9
Life of Fund (6/1/92)                        5.3              5.6

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
                                            Class I         Class II
                                            -------         --------
One Year                                     5.6%             9.5%
Five Years                                   4.6              4.9
Life of Fund (6/1/92)                        5.3              5.6

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* June 30, 1992 - March 31, 1998

                ELPNX          EXPNX
                Fund -         Fund -
  DATE          Class I       Class II        LBMBI
----------------------------------------------------
 6/30/92       $10,000       $10,000        $10,000
 7/31/92        10,357        10,357         10,298
 8/31/92        10,206        10,206         10,192
 9/30/92        10,268        10,268         10,275
10/31/92        10,121        10,121         10,205
11/30/92        10,351        10,351         10,358
12/31/92        10,435        10,435         10,442
 1/31/93        10,563        10,563         10,595
 2/28/93        10,898        10,898         10,919
 3/31/93        10,722        10,722         10,776
 4/30/93        10,819        10,819         10,843
 5/31/93        10,866        10,866         10,875
 6/30/93        10,991        10,991         11,074
 7/31/93        11,003        11,003         11,076
 8/31/93        11,186        11,186         11,272
 9/30/93        11,271        11,271         11,396
10/31/93        11,282        11,282         11,425
11/30/93        11,198        11,198         11,325
12/31/93        11,403        11,403         11,533
 1/31/94        11,502        11,502         11,655
 2/28/94        11,274        11,274         11,402
 3/31/94        10,924        10,924         11,098
 4/30/94        11,013        11,013         11,179
 5/31/94        11,065        11,065         11,234
 6/30/94        11,030        11,030         11,214
 7/31/94        11,182        11,182         11,372
 8/31/94        11,193        11,193         11,432
 9/30/94        11,082        11,082         11,322
10/31/94        10,961        10,961         11,209
11/30/94        10,803        10,803         11,045
12/31/94        10,969        10,969         11,213
 1/31/95        11,142        11,142         11,423
 2/28/95        11,359        11,359         11,680
 3/31/95        11,416        11,416         11,802
 4/30/95        11,434        11,434         11,833
 5/31/95        11,650        11,650         12,148
 6/30/95        11,609        11,609         12,137
 7/31/95        11,705        11,705         12,292
 8/31/95        11,799        11,799         12,437
 9/30/95        11,838        11,838         12,484
10/31/95        11,934        11,934         12,593
11/30/95        12,053        12,053         12,732
12/31/95        12,103        12,103         12,799
 1/31/96        12,166        12,166         12,923
 2/28/96        12,100        12,100         12,879
 3/31/96        11,984        11,984         12,753
 4/30/96        11,918        11,918         12,730
 5/31/96        11,897        11,897         12,711
 6/30/96        11,964        11,964         12,809
 7/31/96        12,036        12,029         12,915
 8/31/96        12,053        12,053         12,922
 9/30/96        12,167        12,174         13,039
10/31/96        12,241        12,256         13,179
11/30/96        12,427        12,449         13,399
12/31/96        12,383        12,414         13,358
 1/31/97        12,399        12,437         13,406
 2/28/97        12,493        12,539         13,517
 3/31/97        12,358        12,411         13,342
 4/30/97        12,422        12,482         13,411
 5/31/97        12,573        12,641         13,579
 6/30/97        12,690        12,767         13,709
 7/31/97        13,002        13,088         14,027
 8/31/97        12,883        12,976         13,927
 9/30/97        13,000        13,102         14,075
10/31/97        13,029        13,139         14,158
11/30/97        13,087        13,206         14,208
12/31/97        13,264        13,392         14,382
 1/31/98        13,395        13,532         14,533
 2/28/98        13,390        13,536         14,546
 3/31/98        13,415        13,593         14,546

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.72% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                   Marathon      Marathon      Marathon      Marathon      Marathon
                                                  California    Connecticut    Florida    Massachusetts    Michigan
                                                 Limited Fund  Limited Fund  Limited Fund  Limited Fund  Limited Fund
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in Limited Maturity Municipals Portfolio --
  Identified cost                                $29,568,837   $ 8,220,626   $57,951,577    $49,448,642  $10,249,259
  Unrealized appreciation                          1,606,827       429,749     3,189,611      2,684,405      837,062
---------------------------------------------------------------------------------------------------------------------
Investment in Portfolio, at value (Note 1A)      $31,175,664   $ 8,650,375   $61,141,188    $52,133,047  $11,086,321
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                           --   $       575   $     7,600             --           --
Deferred organization expenses (Note 1D)                  --           269            --             --        1,262
---------------------------------------------------------------------------------------------------------------------
Total assets                                     $31,175,664   $ 8,651,219   $61,148,788    $52,133,047  $11,087,583
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                 $    10,147   $    61,544   $   300,233    $    17,033  $    42,636
Dividends payable                                     37,398         9,637        67,717         42,159       11,043
Payable to affiliate for Trustees' fees (Note 4)         100           100           950            473          100
Accrued expenses                                      31,702        15,033        51,967         46,953       17,356
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                $    79,347   $    86,314   $   420,867    $   106,618  $    71,135
---------------------------------------------------------------------------------------------------------------------
Net Assets                                       $31,096,317   $ 8,564,905   $60,727,921    $52,026,429  $11,016,448
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Paid-in capital                                  $31,483,791   $ 8,522,167   $60,648,453    $51,411,734  $11,295,757
Accumulated net realized loss on investments
  from Portfolio (computed on the basis of
  identified cost)                                (1,955,902)     (446,746)   (3,034,832)    (2,054,710)  (1,107,521)
Accumulated undistributed (distributions in
  excess of) net investment income                   (38,399)       59,735       (75,311)       (15,000)      (8,850)
Net unrealized appreciation of investments
  from Portfolio (computed on the basis of
  identified cost)                                 1,606,827       429,749     3,189,611      2,684,405      837,062
---------------------------------------------------------------------------------------------------------------------
Total                                            $31,096,317   $ 8,564,905   $60,727,921    $52,026,429  $11,016,448
---------------------------------------------------------------------------------------------------------------------

Class I Shares
---------------------------------------------------------------------------------------------------------------------
Net Assets                                       $ 5,316,199   $ 2,531,129   $10,612,015    $ 8,450,957  $ 1,839,298
Shares Outstanding                                   514,863       250,320     1,031,030        818,491      183,112
Net Asset Value, Offering Price and Redemption
  Price Per Share (Note 6)                       $     10.33   $     10.11   $     10.29    $     10.33  $     10.04
    (Net assets / shares of beneficial
      interest outstanding)
---------------------------------------------------------------------------------------------------------------------

Class II Shares
---------------------------------------------------------------------------------------------------------------------
Net Assets                                       $25,780,118   $ 6,033,776   $50,115,906    $43,575,472  $ 9,177,150
Shares Outstanding                                 2,494,774       597,059     4,869,097      4,220,277      913,749
Net Asset Value and Redemption Price Per Share   $     10.33   $     10.11   $     10.29    $     10.33  $     10.04
    (Net assets / shares of beneficial
      interest outstanding)
---------------------------------------------------------------------------------------------------------------------

                                          See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                   Marathon      Marathon     Marathon       Marathon
                                                  New Jersey     New York       Ohio       Pennsylvania
                                                 Limited Fund  Limited Fund  Limited Fund  Limited Fund
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments in Limited Maturity Municipals Portfolio --
  Identified cost                                $41,986,361   $68,566,471   $21,380,776    $ 9,658,706
  Unrealized appreciation                          2,729,443     3,326,299     1,034,168      2,769,418
-------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value
 (Note 1A)                                       $44,715,804   $ 71,892,77   $22,414,944    $52,428,124
-------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                           --   $     2,000            --             --
-------------------------------------------------------------------------------------------------------
Total assets                                     $44,715,804   $71,894,770   $22,414,944    $52,428,124
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                 $   132,939   $   115,037   $     5,070    $    79,886
Dividends payable                                     39,801        62,972        21,642         57,439
Payable to affiliate for Trustees' fees
 (Note 4)                                                 46           473            47            473
Accrued expenses                                      43,574        53,793        25,435         53,058
-------------------------------------------------------------------------------------------------------
Total liabilities                                $   216,360   $   232,275   $    52,194    $   190,856
-------------------------------------------------------------------------------------------------------
Net Assets                                       $44,499,444   $71,662,495   $22,362,750    $52,237,268
-------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Paid-in capital                                  $44,156,611   $70,078,540   $22,335,830    $50,594,816
Accumulated net realized loss on investments
  from Portfolio (computed on the basis of
  identified cost)                                (2,345,334)   (1,670,654)   (1,117,048)    (1,099,753)
Accumulated undistributed (distributions in
  excess of) net investment income                   (41,276)      (71,690)      109,800        (27,213)
Net unrealized appreciation of investments
  from Portfolio (computed on the basis of
  identified cost)                                 2,729,443     3,326,299     1,034,168      2,769,418
-------------------------------------------------------------------------------------------------------
Total                                            $44,499,444   $71,662,495   $22,362,750    $52,237,268
-------------------------------------------------------------------------------------------------------

Class I Shares
-------------------------------------------------------------------------------------------------------
Net Assets                                       $ 8,620,135   $12,220,271   $ 4,248,915    $ 8,276,696
Shares Outstanding                                   833,259     1,163,281       418,823        784,854
Net Asset Value, Offering Price and Redemption
  Price Per Share (Note 6)                       $     10.35   $     10.51   $     10.14    $     10.55
    (Net assets / shares of beneficial
    interest outstanding)
-------------------------------------------------------------------------------------------------------

Class II Shares
-------------------------------------------------------------------------------------------------------
Net Assets                                       $35,879,309   $59,442,224   $18,113,835    $43,960,572
Shares Outstanding                                 3,465,227     5,656,615     1,785,931      4,168,037
Net Asset Value and Redemption Price Per Share   $     10.35   $     10.51   $     10.14    $     10.55
    (Net assets / shares of beneficial
    interest outstanding)
-------------------------------------------------------------------------------------------------------

                                     See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------
Statements of Operations

For the Year Ended March 31, 1998
                                                   Marathon      Marathon      Marathon      Marathon      Marathon
                                                  California    Connecticut    Florida    Massachusetts    Michigan
                                                 Limited Fund  Limited Fund  Limited Fund  Limited Fund  Limited Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
---------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio         $ 1,954,836   $   525,248   $ 3,941,642    $ 3,182,576  $   688,741
Expenses allocated from Portfolio                   (210,303)      (49,846)     (401,090)      (327,322)     (81,127)
---------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio             $ 1,744,533   $   475,402   $ 3,540,552    $ 2,855,254  $   607,614
---------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
  Administrator's organization (Note 4)          $       227   $       235   $     2,148    $     1,746  $       235
Distribution and service fees (Note 5)
  Class I                                            141,937        57,688       253,073        206,435       62,384
  Class II                                            27,766         5,060        62,008         52,756        8,044
Transfer and dividend disbursing agent fees           29,087        11,162        62,398         49,578       14,206
Legal and accounting services                         25,702        17,985        12,694         23,557       17,835
Printing and postage                                  12,088         5,519        21,631         23,782        7,522
Custodian fee                                          4,783         3,268         8,334          5,728        3,041
Registration fees                                        990           580         6,826          4,845        5,110
Amortization of organization expenses
 (Note 1D)                                               971         4,066         1,205          1,175        4,030
Miscellaneous                                          3,697         1,763        12,114          8,842        2,089
---------------------------------------------------------------------------------------------------------------------
Total expenses                                   $   247,248   $   107,326   $   442,431    $   378,444  $   124,496
---------------------------------------------------------------------------------------------------------------------
Net investment income                            $ 1,497,285   $   368,076   $ 3,098,121    $ 2,476,810  $   483,118
---------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost
    basis)                                       $   899,717   $   116,060   $ 1,144,202    $   947,726  $   129,877
  Financial futures contracts                       (466,350)     (112,009)   (1,238,862)      (930,242)    (254,422)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
 transactions                                    $   433,367   $     4,051   $   (94,660)   $    17,484  $  (124,545)
---------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                    $ 1,032,580   $   331,133   $ 2,648,183    $ 2,112,087  $   528,400
  Financial futures contracts                        (90,967)       (3,239)     (197,116)      (183,329)      (2,251)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments                   $   941,613   $   327,894   $ 2,451,067    $ 1,928,758  $   526,149
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
 investments                                     $ 1,374,980   $   331,945   $ 2,356,407    $ 1,946,242  $   401,604
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $ 2,872,265   $   700,021   $ 5,454,528    $ 4,423,052  $   884,722
--------------------------------------------------------------------------------------------------------------------

                                          See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998

                                                   Marathon      Marathon     Marathon       Marathon
                                                  New Jersey     New York       Ohio       Pennsylvania
                                                 Limited Fund  Limited Fund  Limited Fund  Limited Fund
-------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio         $2,788,752    $4,524.738    $1,380,283     $3,164,658
Expenses allocated from Portfolio                  (305,999)     (493,387)     (154,790)      (325,573)
-------------------------------------------------------------------------------------------------------
Net investment income from Portfolio             $2,482,753    $4,031,351    $1,225,493     $2,839,085
-------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
  Administrator's organization (Note 4)          $      949    $    1,770    $      174     $    1,746
Distribution and service fees (Note 5)
  Class I                                           184,179       315,577       126,403        182,210
  Class II                                           44,405        74,003        15,087         54,232
Transfer and dividend disbursing agent fees          44,636        75,829        23,594         53,971
Legal and accounting services                        23,585        24,255        20,337         23,422
Printing and postage                                 22,774        14,846         9,513         24,841
Custodian fee                                         6,762        10,097         4,224          7,897
Registration fees                                     1,021         1,846         4,595             52
Amortization of organization expenses (Note 1D)       1,111         1,193         3,940          1,174
Miscellaneous                                         7,182         9,142         3,710          6,873
-------------------------------------------------------------------------------------------------------
Total expenses                                   $  336,604    $  528,558    $  211,577     $  356,418
-------------------------------------------------------------------------------------------------------
Net investment income                            $2,146,149    $3,502,793    $1,013,916     $2,482,667
-------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions
   (identified cost basis)                       $  593,810    $1,446,186    $  305,391     $  933,888
  Financial futures contracts                      (780,884)     (357,939)     (174,329)      (527,662)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
 transactions                                    $ (187,074)   $1,088,247    $  131,062     $  406,226
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                    $1,658,651    $3,221,920    $  700,984     $2,056,409
  Financial futures contracts                       (10,301)     (377,780)       (2,789)         3,055
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                  $1,648,350    $2,844,140    $  698,195     $2,059,464

-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments  $1,461,276    $3,932,387    $  829,257     $2,465,690

Net increase in net assets from operations       $3,607,425    $7,435,180    $1,843,173     $4,948,357
-------------------------------------------------------------------------------------------------------

                                    See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
---------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                   Marathon      Marathon      Marathon      Marathon      Marathon
                                                  California    Connecticut    Florida    Massachusetts    Michigan
                                                 Limited Fund  Limited Fund  Limited Fund  Limited Fund  Limited Fund
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
----------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                          $  1,497,285   $   368,076   $  3,098,121   $  2,476,810  $   483,118
  Net realized gain (loss) on investment
    transactions                                      433,367         4,051        (94,660)        17,484     (124,545)
  Net change in unrealized appreciation
    (depreciation) of investments                     941,613       327,894      2,451,067      1,928,758      526,149
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $  2,872,265   $   700,021   $  5,454,528   $  4,423,052  $   884,722
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income
    Class I                                      $   (570,677)  $  (229,255)  $ (1,064,705)  $   (860,024) $  (258,458)
    Class II                                         (936,871)     (144,583)    (2,004,916)    (1,572,765)    (232,658)
  In excess of net investment income
    Class I                                           (23,588)           --             --             --           --
    Class II                                          (12,257)       (4,392)            --             --      (15,799)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders              $ (1,543,393)  $  (378,230)  $ (3,069,621)  $ (2,432,789) $  (506,915)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares
    Class I                                      $    862,074   $   394,082   $  1,086,806   $    544,330  $   283,340
  Net asset value of shares issued to shareholders
    in payment of distributions declared
    Class I                                           279,878       148,460        532,282        559,559      180,331
    Class II                                          360,909        67,528        730,455        789,937       98,883
  Cost of shares redeemed
    Class I                                        (3,400,466)   (1,943,632)    (5,629,314)    (5,707,875)  (2,203,538)
    Class II                                       (8,438,995)   (1,235,782)   (21,116,043)   (11,235,114)  (1,557,577)
  Net asset value of shares exchanged
    Class I                                       (18,496,757)   (6,549,972)   (34,915,282)   (29,034,216) (10,124,352)
    Class II                                       18,496,757     6,549,972     34,915,282     29,034,216   10,124,352
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share
  transactions                                   $(10,336,600)  $(2,569,344)  $(24,395,814)  $(15,049,163) $(3,198,561)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                       $ (9,007,728)  $(2,247,553)  $(22,010,907)  $(13,058,900) $(2,820,754)
-----------------------------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------------------------
At beginning of year                             $ 40,104,045   $10,812,458   $ 82,738,828   $  65,085,32  $13,837,202
-----------------------------------------------------------------------------------------------------------------------
At end of year                                   $ 31,096,317   $ 8,564,905   $ 60,727,921   $ 52,026,429  $11,016,448
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------------
At end of year                                   $   (111,962)  $    59,735   $   (104,883)  $    (15,000) $   (13,126)
-----------------------------------------------------------------------------------------------------------------------

                                            See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                             Marathon            Marathon           Marathon             Marathon
                                                            New Jersey           New York              Ohio            Pennsylvania
Increase (Decrease) in Net Assets                          Limited Fund        Limited Fund        Limited Fund        Limited Fund
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
Net investment income                                      $  2,146,149         $  3,502,793        $ 1,013,916       $  2,482,667
Net realized gain (loss) on invesment
 transactions                                                  (187,074)           1,088,247            131,062            406,336
Net change in unrealized appreciation
 (depreciation) of investments                                1,648,350            2,844,140            698,195          2,059,464
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operation                  $  3,607,425         $  7,435,180        $ 1,843,173       $  4,948,357
------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) -
  From net investment income
    Class I                                                $   (788,446)        $ (1,281,208)       $  (562,959)      $   (781,095)
    Class II                                                 (1,338,591)          (2,200,746)          (462,064)        (1,659,315)
  In excess of net investment income
    Class II                                                       --                  --               (11,117)              --
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                        $ (2,127,037)        $ (3,481,954)       $(1,036,140)      $ (2,440,410)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares
    Class I                                                $  1,195,175         $  1,170,922        $   403,230       $    656,038
  Net asset value of shares issued to shareholders
    in payment of distributions declared
    Class I                                                     575,875              819,416            376,372            453,998
    Class II                                                    739,740            1,153,120            282,566            683,229
  Cost of shares redeemed
    Class I                                                  (4,846,604)         (12,172,312)        (2,151,477)        (4,129,149)
    Class II                                                (11,566,067)         (19,290,897)        (2,893,993)        (9,812,773)
Net asset value of shares exchanged
  Class I                                                   (23,754,168)         (39,673,864)       (19,609,155)       (23,736,946)
  Class II                                                   23,754,168           39,673,864         19,609,155         23,736,946
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Funds share transactions   $ 13,901,881         $(28,319,751)       $(3,983,302)      $(12,148,657)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                 $(12,421,493)        $(24,344,525)       $(3,176,269)      $ (9,640,710)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 56,920,937         $ 96,029,020        $25,539,019       $ 61,877,978
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 44,499,444         $ 71,662,495        $22,362,750       $ 52,237,268
-----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions
in excess of) net investment income
included in net assets
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $    (71,439)        $   (137,259)       $   109,800       $    (27,213
-----------------------------------------------------------------------------------------------------------------------------------

                                          See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended March 31, 1998
                                                         Marathon       Marathon         Marathon       Marathon         Marathon
                                                        California     Connecticut        Florida     Massachusetts      Michigan
Increase (Decrease) in Net Assets                      Limited Fund    Limited Fund     Limited Fund   Limited Fund    Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                $  1,912,887    $    476,306    $  3,944,752    $  3,124,380    $    620,932
  Net realized gain (loss) on investment
    transactions                                           (105,297)         15,444        (144,894)        (65,830)        145,365
  Net change in unrealized appreciation
    (depreciation) of investments                          (326,939)       (105,957)     (1,668,719)       (861,229)       (132,365)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  1,480,651    $    385,793    $  2,131,139    $  2,197,321    $    633,932
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income
    Class I                                            $ (1,607,095)   $   (455,112)   $ (3,242,562)   $ (2,495,404)   $   (627,157)
    Class II                                               (301,808)         (1,617)       (702,190)       (539,280)         (1,475)
  In excess of net investment income
    Class I                                                 (13,847)           --           (42,727)           --              --
    Class II                                                   --              --            (1,139)           --               (43)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                    $ (1,922,750)   $   (456,729)   $ (3,988,618)   $ (3,034,684)   $   (628,675)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
  (Note 3) --
  Proceeds from sale of shares
    Class I                                            $    444,769    $    536,742    $  2,000,615    $  1,019,225    $    383,540
  Net asset value of shares issued to shareholders
    in payment of distributions declared
    Class I                                                 765,892         292,883       1,568,006       1,508,179         343,787
    Class II                                                103,810              16         233,744         249,269            --
  Cost of shares redeemed
    Class I                                             (11,840,189)     (2,960,328)    (26,233,067)    (22,084,352)     (5,590,014)
    Class II                                             (3,169,620)           --        (9,754,340)     (6,578,267)        (10,723)
  Net asset value of shares exchanged
    Class I                                             (17,897,266)       (590,112)    (44,307,093)    (30,459,860)       (418,152)
    Class II                                             17,897,266         590,112      44,307,093      30,459,860         418,152
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share
  transactions                                         $(13,695,338)   $ (2,130,687)   $(32,185,042)   $(25,885,946)   $ (4,873,410)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                             $(14,137,437)   $ (2,201,623)   $(34,042,521)   $(26,723,309)   $ (4,868,153)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                   $ 54,241,482    $ 13,014,081    $116,781,349    $ 91,808,638    $ 18,705,355
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $ 40,104,045    $ 10,812,458    $ 82,738,828    $ 65,085,329    $ 13,837,202
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions
in excess of) net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $    (65,854)   $     69,889    $   (133,383)   $    (59,021)   $     10,671
------------------------------------------------------------------------------------------------------------------------------------

                                            See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                             Marathon            Marathon           Marathon             Marathon
                                                            New Jersey           New York             Ohio             Pennsylvania
Increase (Decrease) in Net Assets                          Limited Fund        Limited Fund        Limited Fund        Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                    $  2,731,894        $  4,559,947        $  1,121,809        $  3,061,799
  Net realized gain (loss) on investment transactions            71,248            (233,150)            202,571             493,781
  Net change in unrealized appreciation (depreciation)
    of investments                                             (364,451)           (911,843)           (254,502)         (1,235,168)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  2,438,691        $  3,414,954        $  1,069,878        $  2,320,412
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income
    Class I                                                $ (2,193,735)       $ (3,852,507)       $ (1,105,384)       $ (2,334,113)
    Class II                                                   (497,596)           (692,360)             (4,852)           (652,722)
  In excess of net investment income
    Class I                                                        --                (8,086)               --                  --
    Class II                                                       --                  --                   (66)               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                        $ (2,691,331)       $ (4,552,953)       $ (1,110,302)       $ (2,986,835)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares
    Class I                                                $  1,528,851        $  1,602,059        $    978,772        $  1,379,651
  Net asset value of shares issued to shareholders
    in payment of distributions declared
    Class I                                                   1,475,486           2,412,846             721,660           1,340,237
    Class II                                                    229,798             335,280                --               187,093
  Cost of shares redeemed
    Class I                                                 (17,296,193)        (31,149,203)         (5,861,554)        (18,401,069)
    Class II                                                 (6,803,386)         (9,880,126)            (18,208)         (6,368,306)
  Net asset value of shares exchanged
    Class I                                                 (28,857,585)        (45,738,630)           (976,757)        (34,187,865)
    Class II                                                 28,857,585          45,738,630             976,757          34,187,865
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund
  share transactions                                       $(20,865,444)       $(36,679,144)       $ (4,179,330)       $(21,862,394)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                 $(21,118,084)       $(37,817,143)       $ (4,219,754)       $(22,528,817)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 78,039,021        $133,846,163        $ 29,758,773        $ 84,406,795
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 56,920,937        $ 96,029,020        $ 25,539,019        $ 61,877,978
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions
in excess of) net investment income
included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $    (90,551)       $   (158,098)       $    132,024        $    (69,470)
------------------------------------------------------------------------------------------------------------------------------------

                                            See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                             Marathon California Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year         $  9.980        $  9.980         $10.080        $  9.940        $  9.950       $10.050       $10.340
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income        $  .386+++      $ 0.459         $ 0.393        $  0.363        $  0.385      $  0.367       $ 0.380
Net realized and
  unrealized gain (loss)
  on investments                .362           0.362          (0.097)          0.037++         0.134        (0.027)       (0.180)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.748         $ 0.821         $ 0.296        $  0.400        $  0.519      $  0.340       $ 0.200
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income   $ (.386)        $(0.459)        $(0.393)        $(0.360)        $(0.385)      $(0.367)      $(0.380)
In excess of net
  investment income            (.012)         (0.012)         (0.003)             --          (0.004)       (0.066)       (0.096)
From net realized gain
  on investments                  --              --              --              --              --        (0.007)       (0.014)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.398)        $(0.471)        $(0.396)        $(0.360)        $(0.389)      $(0.440)      $(0.490)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End
  of year                    $10.330         $10.330         $ 9.980         $ 9.980         $10.080      $ 9.950        $10.050
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.60%           8.56%           2.99%           3.84%           5.27%         3.53%         1.86%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 5,316         $25,780         $25,386         $14,718         $54,241       $73,857       $82,451
Ratio of net expenses
  to average daily net
  assets(2)(3)                  1.76%           0.96%           1.71%           0.90%+          1.63%         1.55%         1.40%
Ratio of net expenses
  to average daily net
  assets after
  custodian fee
  reduction(2)                  1.74%           0.94%           1.70%           0.89%+          1.59%           --            --
Ratio of net
  investment income to
  average daily net
  assets                        3.76%           4.51%           3.91%           4.76%+          3.81%         3.72%         3.55%

Portfolio Turnover(4)             --              --              --              --              --            --             0%
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                               1.48%
  Net investment
    income                                                                                                                  3.47%
Net investment income
  per share                                                                                                             $  0.377
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
+++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                            Marathon Connecticut Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994*
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $ 9.790         $ 9.790         $ 9.850         $ 9.870         $ 9.690       $ 9.690      $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.357++       $ 0.429         $ 0.398         $ 0.087         $ 0.379       $ 0.373      $  0.343
Net realized and
  unrealized gain
  (loss) on investments        0.333           0.333          (0.089)         (0.082)          0.150         0.026        (0.243)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.690         $ 0.762         $ 0.309         $ 0.005         $ 0.529       $ 0.399       $ 0.100
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.370)        $(0.429)        $(0.369)        $(0.085)        $(0.369)      $(0.373)      $(0.343)
In excess of net
  investment income               --          (0.013)             --              --              --        (0.026)       (0.056)
From net realized
  gain on investments             --              --              --              --              --            --        (0.011)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.370)        $(0.442)        $(0.369)        $(0.085)        $(0.369)      $(0.399)      $(0.410)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value --
End of year                  $10.110         $10.110         $ 9.790         $ 9.790         $ 9.850       $ 9.690        $9.690
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.02%           7.99%           3.21%          (0.13)%          5.50%         4.27%         0.73%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 2,531         $ 6,034         $10,227         $   586         $13,014       $15,613       $14,752
Ratio of net expenses
  to average daily net
  assets(2)(3)                  1.92%           1.20%           1.72%           0.70%+          1.53%         1.23%         0.86%+

Ratio of net expenses
  to average daily
  net assets after
  custodian fee
  reduction(2)                  1.90%           1.18%           1.68%           0.66%+          1.49%           --            --

Ratio of net
  investment income to
  average daily net
  assets                        3.62%           4.26%           3.93%           5.06%+          3.78%         3.89%         3.50%+
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)(3)                2.15%           1.43%           1.96%           0.94%+          1.86%         1.81%         2.02%+
  Expenses after
    custodian fee
    reduction(2)                2.13%           1.41%           1.92%           0.90%+            --            --            --
  Net investment
    income                      3.39%           4.03%           3.69%           4.82%+          3.45%         3.31%         2.34%+
Net investment income
  per share                 $  0.334        $  0.406         $ 0.374        $  0.083        $  0.346      $  0.317      $  0.229
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Computed using average shares outstanding.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, January 21, 1997 to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                             Marathon Florida Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $ 9.980         $ 9.980         $10.170         $10.030        $ 10.080      $ 10.060      $ 10.360
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.391++       $ 0.465         $ 0.388         $ 0.357        $  0.383      $  0.375      $  0.387
Net realized and
  unrealized gain (loss) on
  investments                  0.307           0.307          (0.185)         (0.049)          0.096         0.090        (0.200)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.698         $ 0.772         $ 0.203         $ 0.308        $  0.479      $  0.465      $  0.187
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.388)        $(0.462)        $(0.388)        $(0.357)        $ (0.383)    $ (0.375)     $  (0.387)
In excess of net
  investment income               --              --          (0.005)         (0.001)         (0.006)       (0.058)       (0.092)
From net realized
  gain on investments             --              --              --              --              --        (0.012)       (0.008)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.388)        $(0.462)        $(0.393)        $(0.358)       $ (0.389)     $ (0.445)     $ (0.487)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value --
  End of year                $10.290         $10.290         $ 9.980         $ 9.980        $ 10.170      $ 10.080      $ 10.060
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.08%           8.06%           2.05%           2.88%           4.78%         4.79%         1.68%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
  year (000 omitted)         $10,612         $50,116         $48,418         $34,321        $116,781      $149,581      $162,999

Ratio of expenses
  to average daily
  net assets(2)(3)              1.66%           0.90%           1.65%           0.89%+          1.57%         1.50%         1.42%

Ratio of expenses
  to average daily
  net assets after
  custodian fee
  reduction(2)                  1.64%           0.88%           1.63%           0.87%+          1.56%           --            --

Ratio of net
  investment income
  to average daily
  net assets                    3.84%           4.61%           3.86%           4.65%+          3.74%         3.77%         3.57%

Portfolio Turnover (4)            --              --              --              --              --            --             0%
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                           Marathon Massachusetts Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $ 9.990         $ 9.990         $10.100         $ 9.940         $ 9.980      $  9.960      $ 10.270
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                     $ 0.384+++      $ 0.457         $ 0.378         $ 0.359         $ 0.383      $  0.383      $  0.385
Net realized and
  unrealized gain
  (loss) on
  investments                  0.339           0.339          (0.106)          0.040++         0.126         0.082        (0.197)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.723         $ 0.796         $ 0.272         $ 0.399         $ 0.509      $  0.465      $  0.188
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.383)        $(0.456)        $(0.382)        $(0.349)        $(0.383)     $ (0.383)     $ (0.385)
In excess of net
  investment income               --              --              --              --          (0.006)       (0.055)       (0.095)
From net realized
  gain on investments             --              --              --              --              --        (0.007)       (0.018)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.383)        $(0.456)        $(0.382)        $(0.349)        $(0.389)     $ (0.445)     $ (0.498)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value --
  End of year                $10.330         $10.330         $ 9.990         $ 9.990         $10.100      $  9.980      $  9.960
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.33%           8.29%           2.74%           3.83%           5.08%         4.84%         1.75%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 8,451         $43,575         $41,090         $23,995         $91,809      $113,338      $115,121
Ratio of expenses to
  average daily net
  assets(2)(3)                  1.70%           0.96%           1.68%           0.91%+          1.60%         1.57%         1.46%
Ratio of expenses to
  average daily net
  assets after
  custodian fee
  reduction(2)                  1.66%           0.92%           1.66%           0.89%+          1.58%           --            --
Ratio of net
  investment income to
  average daily net
  assets                        3.85%           4.53%           3.90%           4.76%+          3.71%         3.89%         3.61%

Portfolio Turnover (4)            --              --              --              --              --            --             2%
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
+++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                              Marathon Michigan Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994*
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $ 9.740         $ 9.740         $ 9.730         $ 9.740         $ 9.630       $ 9.650       $10.000
---------------------------------------------------------------------------- -----------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income         $0.357++       $ 0.430         $ 0.382         $ 0.201         $ 0.383       $ 0.364      $  0.345
Net realized and
  unrealized gain (loss)
  on investments               0.329           0.329           0.012           0.001           0.090         0.030        (0.279)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.686         $ 0.759         $ 0.394         $ 0.202         $ 0.473       $ 0.394      $  0.066
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.386)        $(0.430)        $(0.384)        $(0.201)        $(0.373)      $(0.364)     $ (0.345)
In excess of net
  investment income               --          (0.029)             --          (0.001)             --        (0.050)       (0.071)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.386)        $(0.459)        $(0.384)        $(0.202)        $(0.373)      $(0.414)     $ (0.416)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End
  of year                    $10.040         $10.040         $ 9.740         $ 9.740         $ 9.730       $ 9.630      $  9.650
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.24%           8.23%           4.14%           1.89%           4.95%         4.24%         0.37%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 1,839         $ 9,177         $13,431         $   406         $18,705       $26,048       $26,788
Ratio of net expenses
  to average daily net
  assets(2)(3)                  2.04%           1.36%           1.99%           1.18%+          1.78%         1.55%         1.91%+
Ratio of net expenses
  to average daily net
  assets after
  custodian fee
  reduction(2)                  2.00%           1.32%           1.96%           1.15%+          1.75%           --            --
Ratio of net
  investment income to
  average daily net
  assets                        3.72%           4.32%           3.91%           4.56%+          3.92%         3.82%         3.56%+
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                 1.66%         2.63%+
  Net investment
    income                                                                                                    3.71%         2.84%+
Net investment income
  per share                                                                                                $ 0.354       $ 0.275
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Computed using average shares outstanding.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, October 22, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                             Marathon New Jersey Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $10.070         $10.070         $10.110         $ 9.960         $10.020       $10.030       $10.350
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.391+++      $ 0.464         $ 0.375         $ 0.362         $ 0.383       $ 0.370       $ 0.374
Net realized and
  unrealized gain (loss)
  on investments               0.279           0.279          (0.026)          0.102++         0.093         0.068        (0.216)++
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.670         $ 0.743         $ 0.349         $ 0.464         $ 0.476       $ 0.438       $ 0.158
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.390)        $(0.463)        $(0.389)        $(0.354)        $(0.383)      $(0.370)      $(0.374)
In excess of net
  investment income               --              --              --              --          (0.003)       (0.060)       (0.092)
From net realized gain
  on investments                  --              --              --              --              --        (0.018)       (0.012)
---------------------------------------------------------------------------------------------------------------------------------

Total distributions          $(0.390)        $(0.463)        $(0.389)        $(0.354)        $(0.386)      $(0.448)      $(0.478)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End
  of year                    $10.350         $10.350         $10.070         $10.070         $10.110       $10.020       $10.030
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 6.73%           7.69%           3.53%           4.48%           4.79%         4.53%         1.44%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 8,620         $35,879         $34,691         $22,230         $78,039       $93,361       $99,743
Ratio of expenses to
  average daily net
  assets(2)(3)                  1.72%           0.99%           1.69%           0.88%+          1.60%         1.56%         1.51%
Ratio of expenses to
  average daily net
  assets after
  custodian fee
  reduction(2)                  1.71%           0.98%           1.66%           0.85%+          1.58%           --            --
Ratio of net
  investment income to
  average daily net
  assets                        3.85%           4.56%           3.90%           4.75%+          3.77%         3.73%         3.50%
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
+++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                             Marathon New York Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $10.040         $10.040         $10.150         $10.000        $ 10.030      $ 10.040      $ 10.360
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                     $ 0.388+++      $ 0.461         $ 0.387         $ 0.357        $  0.374      $  0.378      $  0.387
Net realized and
  unrealized gain
  (loss) on
  investments                  0.470           0.470          (0.109)          0.035++         0.135         0.049        (0.219)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.858         $ 0.931         $ 0.278         $ 0.392        $  0.509      $  0.427      $  0.168
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.388)        $(0.461)        $(0.387)        $(0.352)       $ (0.374)     $ (0.378)     $ (0.387)
In excess of net
  investment income               --              --          (0.001)             --          (0.015)       (0.055)       (0.093)
From net realized
  gain on investments             --              --              --              --              --        (0.004)       (0.008)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.388)      $  (0.461)        $(0.388)        $(0.352)       $ (0.389)     $ (0.437)     $ (0.488)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value --
  End of year                $10.510         $10.510         $10.040         $10.040        $ 10.150      $ 10.030      $ 10.040
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 8.65%           9.61%           2.79%           3.74%           5.12%         4.41%         1.46%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)        $ 12,220         $59,442         $60,097         $35,932        $133,846      $166,691      $178,251
Ratio of expenses
  to average daily
  net assets(2)(3)              1.70%           0.93%           1.63%           0.88%+          1.57%         1.51%         1.40%
Ratio of expenses
  to average daily
  net assets after
  custodian fee
  reduction(2)                  1.68%           0.91%           1.61%           0.86%+          1.55%           --            --

Ratio of net
  investment income
  to average daily
  net assets                    3.77%           4.50%           3.84%           4.67%+          3.66%         3.81%         3.56%
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
+++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ra tio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                                Marathon Ohio Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994*
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $ 9.820         $ 9.820         $ 9.840         $ 9.860         $ 9.730       $ 9.730       $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.389++       $ 0.461         $ 0.408         $ 0.205         $ 0.398       $ 0.382      $  0.354
Net realized and
  unrealized gain (loss)
  on investments               0.331           0.331          (0.033)         (0.037)          0.085         0.032        (0.194)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.720         $ 0.792         $ 0.375         $ 0.168         $ 0.483       $ 0.414      $  0.160
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.400)        $(0.461)        $(0.395)        $(0.205)        $(0.373)      $(0.382)     $ (0.354)
In excess of net
  investment income               --          (0.011)             --          (0.003)             --        (0.032)       (0.076)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.400)        $(0.472)        $(0.395)        $(0.208)        $(0.373)      $(0.414)     $ (0.430)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End
  of year                    $10.140         $10.140         $ 9.820         $ 9.820        $  9.840       $ 9.730      $  9.730
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 7.43%           8.40%           3.89%           1.51%           5.07%         4.41%         1.23%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 4,249         $18,114         $24,587         $   952         $29,759       $34,279       $32,002
Ratio of net expenses
  to average daily net
  assets(2)(3)                  1.80%           1.11%           1.84%           1.08%+          1.67%         1.49%         1.03%+
Ratio of net expenses
  to average daily net
  assets after
  custodian fee
  reduction(2)                    --              --            1.81%           1.05%+          1.65%           --            --

Ratio of net
  investment income to
  average daily net
  assets                        3.92%           4.57%           4.06%           4.75%+          4.04%         3.95%         3.53%+
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)                                                                                                 1.60%         1.63%+
  Net investment
    income                                                                                                    3.84%         2.93%+
Net investment income
  per share                                                                                                $ 0.371       $ 0.293
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Computed using average shares outstanding.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, October 22, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS  CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                                           Marathon Pennsylvania Limited Fund
                        ---------------------------------------------------------------------------------------------------------
                                                                   Year Ended March 31,
                        ---------------------------------------------------------------------------------------------------------
                                      1998                           1997                     1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                            Class I         Class II         Class I        Class II*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year          $10.100         $10.100         $10.190         $10.030         $10.090      $ 10.100       $ 10.390
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                     $ 0.407+++      $ 0.481         $ 0.392         $ 0.371         $ 0.388      $  0.374      $  0.399
Net realized and
  unrealized gain
  (loss) on
  investments                  0.445           0.445          (0.081)          0.063++         0.110         0.065        (0.195)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  operations                 $ 0.852         $ 0.926         $ 0.311         $ 0.434         $ 0.498      $  0.439      $  0.204
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment
  income                     $(0.402)        $(0.476)        $(0.401)        $(0.364)        $(0.388)     $ (0.374)     $ (0.399)
In excess of net
  investment income               --              --              --              --          (0.010)       (0.069)       (0.083)
From net realized
  gain on investments             --              --              --              --              --        (0.006        (0.012)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.402)        $(0.476)        $(0.401)        $(0.364)        $(0.398)     $ (0.449)       $(0.494)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value --
  End of year                $10.550         $10.550         $10.100         $10.100         $10.190      $ 10.090       $10.100
---------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 8.55%           9.52%           3.12%           4.15%           4.98%         4.50%         1.89%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000 omitted)         $ 8,277         $43,961         $33,971         $27,907         $84,407      $103,553      $109,515
Ratio of expenses to
  average daily net
  assets(2)(3)                  1.71%           0.97%           1.69%           0.90%+          1.62%         1.57%         1.45%
Ratio of expenses to
  average daily net
  assets after
  custodian fee
  reduction(2)                  1.69%           0.95%           1.67%           0.88%+          1.60%           --            --
Ratio of net
  investment income to
  average daily net
  assets                        3.95%           4.67%           4.05%           4.83%+          3.79%         3.75%         3.63%
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
+++ Computed using average shares outstanding.
  * For the period from the start of business, June 27, 1996, to March 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                See notes to financial statements

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of twenty-three Funds, nine of which are included in these financial statements. They include EV
  Marathon California Limited Maturity Municipals Fund ("Marathon California Limited Fund"), EV Marathon Connecticut Limited Maturity Municipals Fund ("Marathon Connecticut Limited Fund"), EV Marathon Florida Limited Maturity Municipals Fund ("Marathon Florida Limited Fund"), EV Marathon Massachusetts Limited Maturity Municipals Fund ("Marathon Massachusetts Limited Fund"), EV Marathon Michigan Limited Maturity Municipals Fund ("Marathon Michigan Limited Fund"), EV Marathon New Jersey Limited Maturity Municipals Fund ("Marathon New Jersey Limited Fund"), EV Marathon New York Limited Maturity Municipals Fund ("Marathon New York Limited Fund"), EV Marathon Ohio Limited Maturity Municipals Fund ("Marathon Ohio Limited Fund") and EV Marathon Pennsylvania Limited Maturity Municipals Fund ("Marathon Pennsylvania
  Limited Fund"). The Funds have two classes of shares. Class I shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class II shares. All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Marathon California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Marathon Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Municipals Portfolio, the Marathon Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Marathon Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Marathon Michigan Limited Fund invests its assets in the Michigan Limited Maturity Municipals Portfolio, the Marathon New Jersey Limited Fund invests its assets in the New Jersey
  Limited Maturity Municipals Portfolio, the Marathon New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Marathon Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Marathon Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals
  Portfolio. The value of each Fund's investment in its corresponding
  Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (90.9%, 88.0%, 84.6%, 92.1%, 91.6%, 98.2%, 96.3%, 92.6% and
  90.9% at March 31, 1998 for the Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

  On June 23, 1997, the Board of Trustees of the Trust adopted a multiple class plan for the EV Marathon California Limited Maturity Municipals Fund, EV Marathon Connecticut Limited Maturity Municipals Fund, EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity Municipals Fund, EV Marathon Michigan Limited Maturity Municipals Fund, EV Marathon New Jersey Limited Maturity Municipals Fund, EV Marathon New York Limited Maturity Municipals Fund, EV Marathon Ohio Limited Maturity Municipals Fund and EV Marathon Pennsylvania Limited Maturity Municipals Fund which permits the Funds to issue more than one class of shares. Initially, the Funds will offer multiple classes of shares and, effective April 1, 1998 the existing Class I and Class II shares of the Funds will be designated Class B and Class A shares, respectively. On June 23, 1997 the Board of Trustees also approved a Plan of Reorganization (the "Plan") for the Trust. Under the terms of the Plan, the Funds will acquire substantially all of the assets and liabilities of the EV Traditional California Limited Maturity Municipals Fund, EV Traditional Connecticut Limited Maturity Municipals Fund, EV Traditional Florida Limited Maturity Municipals Fund, EV Traditional Michigan Limited Maturity Municipals Fund, EV Traditional New Jersey Limited Maturity Municipals Fund, EV Traditional New York Limited Maturity Municipals Fund and EV Traditional Ohio Limited Maturity Municipals Fund as well as the assets of EV Classic Florida Limited Maturity Municipals Fund, EV Classic Massachusetts Limited Maturity Municipals Fund, EV Classic New York Limited Maturity Municipals Fund and EV Classic Pennsylvania Limited Maturity Municipals Fund. The transaction will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. As a result of the reorganization, shareholders of the corresponding Traditional Funds will receive Class A shares and shareholders of the corresponding Classic Funds will receive Class C shares. The reorganization will occur after the close of business, March 31, 1998.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1998, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

  Fund                                           Amount               Expires

  ---------------------------------------------------------------------------
  Marathon California Limited Fund           $   29,906        March 31, 2005
                                              1,636,790        March 31, 2004
                                                380,944        March 31, 2003
  Marathon Connecticut Limited Fund             248,769        March 31, 2004
                                                214,664        March 31, 2003
  Marathon Florida Limited Fund                 304,675        March 31, 2006
                                                 53,705        March 31, 2005
                                              2,395,400        March 31, 2004
                                                645,654        March 31, 2003
                                                171,385        March 31, 2006
  Marathon Massachusetts Limited Fund         1,434,610        March 31, 2004
                                                507,369        March 31, 2003
  Marathon Michigan Limited Fund                126,762        March 31, 2006
                                                629,966        March 31, 2004
                                                364,378        March 31, 2003
  Marathon New Jersey Limited Fund              211,916        March 31, 2006
                                              1,685,218        March 31, 2004
                                                481,071        March 31, 2003
  Marathon New York Limited Fund              1,660,209        March 31, 2004
                                                 87,898        March 31, 2003
  Marathon Ohio Limited Fund                    627,563        March 31, 2004
                                                494,168        March 31, 2003
  Marathon Pennsylvania Limited Fund          1,268,934        March 31, 2004

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                        Marathon California
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     85,408       44,303

  Issued to shareholders electing to receive payment
   of distribution in Fund shares                           27,495       76,296

  Redemptions                                             (335,075)  (1,178,410)

  Exchange to Class II shares                           (1,807,527)  (1,779,248)
  ----------------------------------------------------------------------------
  Net decrease                                          (2,029,699)  (2,837,059)
  ----------------------------------------------------------------------------

                                                        Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          35,206       10,290

  Redemptions                                             (822,966)    (314,531)

  Exchange to Class II shares                            1,807,527    1,779,248
  ----------------------------------------------------------------------------
  Net increase                                           1,019,767    1,475,007
  ----------------------------------------------------------------------------

                                                        Marathon Connecticut
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     39,260       54,830

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          14,858       29,813

  Redemptions                                             (195,469)    (300,480)

  Exchange to Class II shares                             (653,370)     (59,859)
  ----------------------------------------------------------------------------
  Net decrease                                            (794,721)    (275,696)
  ----------------------------------------------------------------------------

                                                        Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                           6,706            2

  Redemptions                                             (122,878)          --

  Exchange to Class II shares                              653,370       59,859
  ----------------------------------------------------------------------------
  Net increase                                             537,198       59,861
  ----------------------------------------------------------------------------

                                                      Marathon Florida Limited
                                                                Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                    105,262      197,900

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          52,346      155,202

  Redemptions                                             (554,732)  (2,599,329)

  Exchange to Class II shares                           (3,424,984)  (4,380,777)
  ----------------------------------------------------------------------------
  Net decrease                                          (3,822,108)  (6,627,004)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          71,474       23,070

  Redemptions                                           (2,067,316)    (963,892)

  Exchange to Class II shares                            3,424,984    4,380,777
  ----------------------------------------------------------------------------
  Net increase                                           1,429,142    3,439,955
  ----------------------------------------------------------------------------

                                                       Marathon Massachusetts
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     52,696      101,398

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          54,876      150,180

  Redemptions                                             (561,592)  (2,198,694)

  Exchange to Class II shares                           (2,840,002)  (3,028,854)
  ----------------------------------------------------------------------------
  Net decrease                                          (3,294,022)  (4,975,970)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          77,012       24,689

  Redemptions                                           (1,097,974)    (652,306)

  Exchange to Class II shares                            2,840,002    3,028,854
  ----------------------------------------------------------------------------
  Net increase                                           1,819,040    2,401,237
  ----------------------------------------------------------------------------

                                                         Marathon Michigan
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     28,674       39,358

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          18,182       35,316

  Redemptions                                             (223,733)    (575,559)

  Exchange to Class II shares                           (1,018,871)     (42,757)
  ----------------------------------------------------------------------------
  Net decrease                                          (1,195,748)    (543,642)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                           9,875           --

  Redemptions                                             (156,656)      (1,098)

  Exchange to Class II shares                            1,018,871       42,757
  ----------------------------------------------------------------------------
  Net increase                                             872,090       41,659
  ----------------------------------------------------------------------------

                                                        Marathon New Jersey
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                    116,912      151,146

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          56,169      146,399

  Redemptions                                             (474,069)  (1,717,413)

  Exchange to Class II shares                           (2,312,029)  (2,856,136)
  ----------------------------------------------------------------------------
  Net decrease                                          (2,613,017)  (4,276,004)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          71,798       22,628

  Redemptions                                           (1,126,637)    (670,727)

  Exchange to Class II shares                            2,312,029    2,856,136
  ----------------------------------------------------------------------------
  Net increase                                           1,257,190    2,208,037
  ----------------------------------------------------------------------------

                                                         Marathon New York
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                    112,437      158,358

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          79,378      239,015

  Redemptions                                           (1,178,702)  (3,084,350)

  Exchange to Class II shares                           (3,833,043)  (4,520,073)
  ----------------------------------------------------------------------------
  Net decrease                                          (4,819,930)  (7,207,050)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                         110,830       33,049

  Redemptions                                           (1,864,566)    (975,814)

  Exchange to Class II shares                            3,833,043    4,520,073
  ----------------------------------------------------------------------------
  Net increase                                           2,079,307    3,577,308
  ----------------------------------------------------------------------------

                                                       Marathon Ohio Limited
                                                                Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     40,352       99,376

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          37,539       73,211

  Redemptions                                             (215,277)    (595,795)

  Exchange to Class II shares                           (1,947,200)     (98,805)
  ----------------------------------------------------------------------------
  Net decrease                                          (2,084,586)    (522,013)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          27,898           --

  Redemptions                                             (286,153)      (1,819)

  Exchange to Class II shares                            1,947,200       98,805
  ----------------------------------------------------------------------------
  Net increase                                           1,688,945       96,986
  ----------------------------------------------------------------------------

                                                       Marathon Pennsylvania
                                                            Limited Fund
                                                      ------------------------
                                                        Year Ended March 31,
                                                      ------------------------
  Class I                                                  1998         1997
  ----------------------------------------------------------------------------
  Sales                                                     62,800      136,028

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          43,872      132,318

  Redemptions                                             (399,781)  (1,815,306)

  Exchange to Class II shares                           (2,286,266)  (3,371,454)
  ----------------------------------------------------------------------------
  Net decrease                                          (2,579,375)  (4,918,414)
  ----------------------------------------------------------------------------

                                                         Year Ended March 31,
                                                      ------------------------
  Class II                                                 1998         1997
  ----------------------------------------------------------------------------
  Sales                                                         --           --

  Issued to shareholders electing to receive payment
    of distribution in Fund shares                          65,498       18,350

  Redemptions                                             (947,640)    (625,891)

  Exchange to Class II shares                            2,286,266    3,371,454
  ----------------------------------------------------------------------------
  Net increase                                           1,404,124    2,763,913
  ----------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial
  Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

  Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution Plan
--------------------------------------------------------------------------------
  Each Fund has adopted a distribution plan (the "Plans") pursuant to Rule
  12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of each Fund's Class I daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Marathon Connecticut Limited Fund, Marathon Michigan Limited Fund and Marathon Ohio Limited Fund) of the aggregate amount received by the Fund for Class I shares sold plus,
  (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Fund's net assets. For the year ended March 31, 1998, Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund paid or accrued $114,365, $46,460, $209,721, $171,992, $50,670, $155,558, $255,832, $106,025 and $151,020, respectively, to or payable to EVD representing 0.75% of average daily net assets. At
  March 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund were approximately $244,240, $201,960, $540,414, $295,379, $332,864, $302,018, $400,686, $432,559 and
  $200,188, respectively.

  In addition, the Plans permit the Funds to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% of each Fund's average daily net assets attributable to both Class I and Class II shares based on the value of Fund shares sold by such persons remaining outstanding for at least one year. For the year ended March 31, 1998, Marathon California Limited Fund, Marathon Connecticut Limited Fund, Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $55,338, $16,288, $105,360, $87,199,
  $19,758, $73,026, $133,748, $35,465 and $85,422, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts.

  Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class I shares made within four years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class I shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $21,104, $15,752, $45,378, $50,926, $13,919, $41,617,
  $85,313, $18,503 and $36,805, respectively, of CDSC paid by shareholders of Marathon California Limited Fund, Marathon Connecticut Limited Fund,
  Marathon Florida Limited Fund, Marathon Massachusetts Limited Fund, Marathon Michigan Limited Fund, Marathon New Jersey Limited Fund, Marathon New York Limited Fund, Marathon Ohio Limited Fund and Marathon Pennsylvania Limited Fund for the year ended March 31, 1998.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 1998 were as follows:

  Marathon California Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $   452,909
  Decreases                                                        12,765,537

  ----------------------------------------------------------------------------
  Marathon Connecticut Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $   805,088
  Decreases                                                         3,789,806

  ----------------------------------------------------------------------------
  Marathon Florida Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $ 1,197,194
  Decreases                                                        29,297,409

  ----------------------------------------------------------------------------
  Marathon Massachusetts Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $ 3,215,092
  Decreases                                                        21,251,335

  ----------------------------------------------------------------------------
  Marathon Michigan Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $   990,311
  Decreases                                                         4,770,336

  ----------------------------------------------------------------------------
  Marathon New Jersey Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $  2,770,909
  Decreases                                                        19,228,625

  ----------------------------------------------------------------------------
  Marathon New York Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $ 2,501,162
  Decreases                                                        35,031,478

  ----------------------------------------------------------------------------
  Marathon Ohio Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $ 1,293,383
  Decreases                                                         6,534,574

  ----------------------------------------------------------------------------
  Marathon Pennsylvania Limited Fund

  ----------------------------------------------------------------------------
  Increases                                                       $ 2,364,786
  Decreases                                                        17,394,082

8 Subsequent Event
--------------------------------------------------------------------------------
  Effective April 1, 1998, the EV Marathon California Limited Maturity Municipals Fund, EV Marathon Connecticut Limited Maturity Municipals Fund,
  EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity Municipals Fund, EV Marathon Michigan Limited Maturity Municipals Fund, EV Marathon New Jersey Limited Maturity Municipals Fund, EV Marathon New York Limited Maturity Municipals Fund, EV Marathon
  Ohio Limited Maturity Municipals Fund and EV Marathon Pennsylvania Limited Maturity Municipals Fund will change their respective names to Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Connecticut Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton
  Vance Michigan Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund. Class I shares of the Funds will be designated as Class B shares and Class II shares will be designated as Class A shares.

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees and Shareholders of
Eaton Vance Investment Trust:
-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of EV Marathon California Limited Maturity Municipals Fund, EV Marathon Connecticut Limited Maturity Municipals Fund, EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity Municipals Fund, EV Marathon Michigan Limited Maturity Municipals Fund, EV Marathon New Jersey Limited Maturity Municipals Fund, EV Marathon New York Limited Maturity Municipals Fund, EV Marathon Ohio Limited Maturity Municipals Fund, and EV Marathon Pennsylvania Limited Maturity Municipals Fund, (the Funds) (series of Eaton Vance Investment Trust) as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended March 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust at March 31, 1998, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP
                                        Boston, Massachusetts
                                        May 1, 1998

California Limited Maturities Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 7.8%
--------------------------------------------------------------------------------------------------------------
NR               BBB-              $  1,500    Central Valley Financing Authority,
                                               Cogeneration, 5.20%, 7/1/99                      $  1,524,210
NR               BBB-                 1,000    Sacramento Cogeneration Authority, (Procter
                                               & Gamble), 6.50%, 7/1/21                            1,092,640
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,616,850
--------------------------------------------------------------------------------------------------------------

Electric Utilities -- 3.2%
--------------------------------------------------------------------------------------------------------------
A2               A+                $  1,000    California Pollution Control Financing
                                               Authority, (Southern California Edison Co.),
                                               6.85%, 12/1/08                                   $  1,055,800
--------------------------------------------------------------------------------------------------------------

                                                                                                $  1,055,800
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.6%
--------------------------------------------------------------------------------------------------------------
NR               NR                $  1,400    California Health Facilities, (Sisters of
                                               Providence), Prerefunded to
                                               10/1/00, 7.50%, 10/1/10                          $  1,541,904
NR               AAA                  1,500    San Bernadino, Certificates of Participation
                                               Prerefunded to
                                               8/1/01, 7.00%, 8/1/28                               1,665,555
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,207,459
--------------------------------------------------------------------------------------------------------------

Hospitals -- 2.4%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  400    Eastern Plumas, Health Care, (District
                                               Hospital), 7.50%, 8/1/07                           $  410,180
NR               BBB+                   400    Stockton, Health Facilities, (Dameron
                                               Hospital), 5.70%, 12/1/14                             408,864
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  819,044
--------------------------------------------------------------------------------------------------------------

Housing -- 4.8%
--------------------------------------------------------------------------------------------------------------
Aaa              NR                $  1,500    Corona, Single Family Mortgage,
                                               6.05%, 5/1/27                                    $  1,588,905
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,588,905
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 8.7%
--------------------------------------------------------------------------------------------------------------
A3               A-                $  2,000    California Pollution Control Financing
                                               Authority, (Browning Ferris Industries),
                                               5.80%, 12/1/16                                   $  2,098,800
Baa3             BBB-                   750    Puerto Rico Port Authority, (American
                                               Airlines), (AMT), 6.25%, 6/1/26                       815,588
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,914,388
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 6.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Sacramento Municipal Utility District,
                                               (AMBAC), 5.60%, 8/15/16                          $  1,054,830
Aaa              AAA                  1,000    Southern California Public Power Authority
                                               Project, (AMBAC), 5.00%, 7/1/17                       984,140
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,038,970
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 14.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,080    Fillmore, Unified School District,
                                               (FGIC), 0.00%, 7/1/15                              $  449,258
Aaa              AAA                  1,500    Mt. Diablo, School District
                                               (AMBAC), 5.70%, 8/1/14                              1,600,485
Aaa              AAA                    750    Puerto Rico Highway and Transportation
                                               Authority, (AMBAC), 0.00%, 7/1/18                     275,348
Aaa              AAA                  2,000    San Mateo County,
                                               Transportation District, (MBIA), 5.00%, 6/1/13      2,042,620
Aaa              AAA                    705    Ukiah, Unified School District,
                                               (FGIC), 0.00%, 8/1/10                                 393,228
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,760,939
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 14.0%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    ABAG Finance Authority Certificates of
                                               Participation, (Stanford University
                                               Hospital), (MBIA),
                                               5.125%, 11/1/05                                  $  1,051,550
Aaa              AAA                  1,500    ABAG Finance Authority Certificates of
                                               Participation, (Stanford University
                                               Hospital), (MBIA),
                                               4.90%, 11/1/03                                      1,554,750
Aaa              AAA                  1,900    Riverside County, (Riverside
                                               County Hospital), (MBIA),
                                               0.00%, 6/1/21                                         562,723
Aaa              AAA                    500    Riverside County, (Riverside
                                               County Hospital, (MBIA),
                                               5.00%, 6/1/19                                         488,475
Aaa              AAA                  1,000    Tri City, Hospital District, (MBIA),
                                               5.625%, 2/15/17                                     1,040,970
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,698,468
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of Participation -- 5.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    California State Public Works Board,
                                               (California Community College), (AMBAC),
                                               5.625%, 3/1/16                                   $    527,780
Aaa              AAA                  1,355    California State Public Works Board -
                                               Department of Corrections (AMBAC), 5.25%,
                                               12/1/13                                             1,418,468
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,946,248
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 5.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,250    San Francisco, City and County
                                               Airports, (MBIA), 5.60%, 5/1/13                  $  1,305,550
Aaa              AAA                  1,000    San Joaquin Hills, Transportation
                                               Corridor Agency Bridge & Toll Road, (MBIA),
                                               0.00%, 1/15/12                                        506,810
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,812,360
--------------------------------------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 3.0%
--------------------------------------------------------------------------------------------------------------
NR               A+                $  1,000    California Statewide Communities Development
                                               Authority, (San Gabriel Valley),
                                               5.50%, 9/1/14                                    $  1,026,270
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,026,270
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 8.7%
--------------------------------------------------------------------------------------------------------------
NR               BBB                 $  750    ABAG Finance Authority
                                               (American Baptist Homes),
                                               5.75%, 10/1/17                                   $    773,243
NR               A+                   2,000    California Statewide Communities Development
                                               Corporation, (Pacific Homes), 5.90%, 4/1/09         2,128,319
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,901,562
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 6.3%
--------------------------------------------------------------------------------------------------------------
A1               A                 $  2,000    Los Angeles City Wastewater System,
                                               6.90%, 6/1/08(1)                                 $  2,100,220
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,100,220
--------------------------------------------------------------------------------------------------------------
Total Tax Exempt Investments -- 100.0%
  (identified cost $31,771,731)                                                                $  33,487,483
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 45.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.5% to 25.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Connecticut Limited Maturity Muncipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Colleges and Universities -- 15.0%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-                $  140    Connecticut State Health and Educational
                                               Facilities Authority, (Sacred Heart
                                               University), 6.00%, 7/1/08                       $    150,702
Baa1             BBB+                   750    Connecticut Health and Educational Facilities
                                               Authority, (Fairfield University),
                                               6.90%, 7/1/14                                         777,374
NR               BBB-                   500    Connecticut Health and Educational Facilities
                                               Authority, (Quinnipiac College),
                                               6.00%, 7/1/13                                         517,144
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,445,220
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    South Central Connecticut Regional Water
                                               Authority (AMBAC), Prerefunded to 8/1/01,
                                               6.50%, 8/1/07(1)                                 $    273,153
--------------------------------------------------------------------------------------------------------------
                                                                                                $    273,153
--------------------------------------------------------------------------------------------------------------

General Obligations -- 11.7%
--------------------------------------------------------------------------------------------------------------
Aa1              NR                  $  200    Avon, 5.00%, 1/15/12                             $    205,206
Aa3              AA-                    190    Connecticut State,
                                               0.00%, 11/15/10                                       105,574
Aa3              AA-                    150    Connecticut State,
                                               5.125%, 8/15/11                                       153,330
Aa2              AA                     100    Danbury, 5.00%, 8/1/17                                 99,015
Baa1             A                      500    Puerto Rico Aqueduct and Sewer Authority,
                                               5.00%, 7/1/19                                         487,815
Baa1             A                      115    Puerto Rico Commonwealth,
                                               0.00%, 7/1/08                                          72,587
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,123,527
--------------------------------------------------------------------------------------------------------------

Hospitals -- 6.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  555    Connecticut Health and Educational Facilities
                                               Authority, (New Britain Hospital),
                                               7.50%, 7/1/06                                    $    620,667
--------------------------------------------------------------------------------------------------------------
                                                                                                $    620,667
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 12.1%
--------------------------------------------------------------------------------------------------------------
A1               NR                  $  625    Connecticut Development Authority, (Frito
                                               Lay), 6.375%, 7/1/04                             $    635,343
Baa3             BBB-                   250    Puerto Rico Port Authority, (American
                                               Airlines), (AMT), 6.25%, 6/1/26                       271,863
A3               A-                     250    Sprague, Environmental Improvement Revenue,
                                               (International Paper Co.), (AMT),
                                               5.70%, 10/1/21                                        259,338
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,166,544
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 2.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  240    University of Connecticut, (FGIC),
                                               5.00%, 2/1/15                                    $    238,097
--------------------------------------------------------------------------------------------------------------
                                                                                                $    238,097
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 4.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  400    Connecticut Health and Educational Facilities
                                               Authority, (Choate Rosemary Hall), (MBIA),
                                               5.00%, 7/1/14                                    $    398,208
--------------------------------------------------------------------------------------------------------------
                                                                                                $    398,208
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Connecticut Municipal Electric Authority,
                                               (MBIA), 6.00%, 1/1/07                            $    278,388
--------------------------------------------------------------------------------------------------------------
                                                                                                $    278,388
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 13.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Brandford, (FGIC),
                                               5.40%, 2/15/14(1)                                $    256,983
Aaa              AAA                    500    Bridgeport, (AMBAC),
                                               6.00%, 9/1/06                                         554,999
Aaa              AAA                    500    Old Saybrook, (AMBAC),
                                               4.10%, 8/15/01                                        501,700
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,313,682
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 12.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  150    Connecticut Authority, (Greenwich Hospital),
                                               (MBIA), 5.75%, 7/1/06                            $    163,655
Aaa              NR                     300    Connecticut State Health and Educational
                                               Facilities Authority, (Middlesex Health
                                               Services), (MBIA), 5.125%, 7/1/17                     296,541
Aaa              AAA                    470    Connecticut Health and Educational Facilities
                                               Authority, (St. Raphael Hospital), (AMBAC),
                                               5.10%, 7/1/07                                         492,198
Aaa              AAA                    250    Connecticut Health and Educational Facilities
                                               Authority, (Stamford Hospital), (MBIA),
                                               6.50%, 7/1/06                                         271,328
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,223,722
--------------------------------------------------------------------------------------------------------------

Insured - Miscellaneous -- 2.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Woodstock, Special Obligation Bonds, (AMBAC),
                                               7.00%, 3/1/07                                    $    270,470
--------------------------------------------------------------------------------------------------------------

                                                                                                $    270,470
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 9.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  750    Connecticut State Airport (Bradley
                                               International Airport), (FGIC),
                                               7.40%, 10/1/04                                   $    879,427
--------------------------------------------------------------------------------------------------------------
                                                                                                $    879,427
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 2.6%
--------------------------------------------------------------------------------------------------------------
NR               BBB                 $  250    Eastern Connecticut Resources Recovery
                                               Authority, (Wheelabrator Lisbon), (AMT),
                                               5.00%, 1/1/03                                    $    252,400
--------------------------------------------------------------------------------------------------------------

                                                                                                $    252,400
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 1.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  150    Connecticut State Clean Water Fund,
                                               4.875%, 5/1/09                                   $    153,365
--------------------------------------------------------------------------------------------------------------

                                                                                                $    153,365
--------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $9,154,495)                                                                  $  9,636,870
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securitites issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 50.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 11.7% to 21.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Florida Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 1.1%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  500    Palm Beach County, Okeelanta
                                               Power Project, (AMT),
                                               6.85%, 2/15/21                                   $    400,000
NR               NR                     500    Palm Beach County, Osceola
                                               Power Project, (AMT),
                                               6.95%, 1/1/22                                         395,000
--------------------------------------------------------------------------------------------------------------
                                                                                                $    795,000
--------------------------------------------------------------------------------------------------------------

Electric Utilities -- 12.1%
--------------------------------------------------------------------------------------------------------------
Aa               AA                $  3,000    Gainesville, Utility System
                                               Revenue, 5.00%, 10/1/15                          $  2,965,529
Aa1              AA                   1,000    Jacksonville Electric Authority,
                                               (St. Johns River Power Park), 5.25%, 10/1/20          993,470
Aa1              AA                   2,500    Jacksonville, Electric Authority,
                                               (St. Johns River Power Park),
                                               5.375%, 10/1/16                                     2,556,375
Aa               AA-                  2,000    Tallahassee, Electric Refunding Bonds,
                                               5.90%, 10/1/05                                      2,160,980
--------------------------------------------------------------------------------------------------------------
                                                                                                $  8,676,354
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 17.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,015    Dade County, Educational Facilities
                                               Authority, (MBIA) Prerefunded to 10/1/01,
                                               7.00%, 10/1/08                                   $  1,128,558
Aaa              AAA                  1,500    Dade County Local School District, (FGIC),
                                               Prerefunded to 8/1/01, 6.00%, 8/1/06                1,590,015
Aaa              AAA                  1,500    Florida Department of Natural Resources,
                                               Preservation 2000, (MBIA), Prerefunded to
                                               7/1/98, 7.25%, 7/1/08                               1,543,185
Aaa              AAA                  1,450    Hillsborough County, Aviation Authority,
                                               (Tampa International Airport), (FGIC),
                                               Prerefunded to 10/01/99, 6.85%, 10/1/06             1,544,323
Aaa              AAA                  4,000    Jacksonville Health Facilities Authority,
                                               (Baptist Medical Center), (MBIA), 7.25%,
                                               6/1/05(1)(2)                                        4,239,679
Aa2              AA-                  1,250    Orlando Utility Community Water and
                                               Electric, Prerefunded to
                                               10/1/01, 6.50%, 10/1/20                             1,370,513
Baa1             AAA                  1,250    Puerto Rico Aqueduct and Sewer Authority,
                                               Prerefunded to 7/1/98, 7.875%, 7/1/17               1,287,850
--------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,704,123
--------------------------------------------------------------------------------------------------------------

General Obligations -- 18.5%
--------------------------------------------------------------------------------------------------------------
Aa2              AA                $  1,000    Florida Department of Transportation,
                                               5.00%, 7/1/18                                    $    986,140
Aa2              AA+                  2,750    Florida State Board of Education,
                                               5.00%, 6/1/14                                       2,749,808
Aa2              AA+                  1,000    Florida State Board of Education,
                                               5.00%, 6/1/15                                         989,710
Aa2              AA+                  3,000    Florida State Board of Education,
                                               5.55%, 6/1/11                                       3,185,189
Baa1             A                    1,050    Puerto Rico Commonwealth,
                                               0.00%, 7/1/08                                         662,750
Baa1             A-                   2,000    Puerto Rico Municipal Finance Agency,
                                               5.50%, 7/1/01                                       2,085,180
Baa1             A                    1,000    Puerto Rico Public Building Authority,
                                               6.50%, 7/1/03                                       1,097,260
NR               NR                   1,500    Virgin Islands Public Finance Authority,
                                               (Matching Loan Fund Notes), 6.80%, 10/1/00          1,589,970
--------------------------------------------------------------------------------------------------------------
                                                                                               $  13,346,007
--------------------------------------------------------------------------------------------------------------

Hospitals -- 4.9%
--------------------------------------------------------------------------------------------------------------
NR               BBB+              $  1,250    Escambia County, Health
                                               Facilities Authority, (Baptist Hospital,
                                               Inc. and Baptist Manor, Inc.), 6.00%, 10/1/14    $  1,318,588
Baa1             NR                     425    Jacksonville Health Facilities Authority,
                                               (National Benevolent Association - Cypress
                                               Village), 6.00%, 12/1/98                              430,899
Baa1             NR                     450    Jacksonville Health Facilities Authority,
                                               (National Benevolent Association - Cypress
                                               Village), 6.25%, 12/1/99                              466,029
Baa1             NR                     480    Jacksonville Health Facilities Authority,
                                               (National Benevolent Association - Cypress
                                               Village), 6.50%, 12/1/00                              507,048
NR               BBB                    355    Valley, AL Special Care Facilities Financing
                                               Authority, (Lanier Memorial HospItal),
                                               5.00%, 11/1/03                                        357,648
NR               BBB                    455    Valley, AL Special Care Facilities Financing
                                               Authority, (Lanier Memorial Hospital),
                                               5.00%, 11/1/04                                        457,389
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,537,601
--------------------------------------------------------------------------------------------------------------

Housing -- 0.9%
--------------------------------------------------------------------------------------------------------------
NR               A                   $  425    Clearwater, Housing Authority, (Hamptons at
                                               Clearwater), 5.40%, 5/1/13                       $    434,686
Baa              BBB                    200    Puerto Rico Housing Bank and Finance Agency,
                                               5.10%, 12/1/03                                        204,956
--------------------------------------------------------------------------------------------------------------
                                                                                                $    639,642
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 3.0%
--------------------------------------------------------------------------------------------------------------
Baa2             BBB               $  2,000    Polk County, Industrial  Development
                                               Authority, (IMC Fertilizer), (AMT),
                                               7.525%, 1/1/15                                   $  2,164,180
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,164,180
--------------------------------------------------------------------------------------------------------------

Insured - Cogeneration -- 2.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Dade County, Resource Recovery Facilities,
                                               (AMBAC) (AMT), 5.30%, 10/1/07                    $  2,117,820
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,117,820
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,750    Dade County, Water and Sewer System, (FGIC),
                                               5.25%, 10/1/21                                   $  1,756,003
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,756,003
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 3.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Dade County Local School District, (MBIA),
                                               5.00%, 2/15/15                                   $  1,981,900
Aaa              AAA                    520    Dade County, FL, (MBIA),
                                               0.00%, 10/1/06                                        352,399
Aaa              AAA                    330    Dade County, FL, (MBIA),
                                               0.00%, 10/1/08                                        201,785
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,536,084
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,500    Naples, FL, (Naples Community Hospital
                                               Inc.), (MBIA),
                                               5.50%, 10/1/16                                   $  2,580,525
Aaa              AAA                  2,450    North Broward, Hospital District, (MBIA),
                                               5.25%, 1/15/17                                      2,463,843
Aaa              AAA               $  1,000    Orange County Health Facilities Authority,
                                               (Adventist Health System/Sunbelt Inc,),
                                               (FSA), 5.50%, 11/15/02                              1,056,200
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,100,568
--------------------------------------------------------------------------------------------------------------

Insured - Housing -- 3.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,240    Florida Housing Finance Agency, (Leigh
                                               Meadows Apartments), (AMBAC), 5.85%, 9/1/10      $  1,318,492
Aaa              AAA                  1,140    Florida Housing Finance Agency, (Stottert
                                               Arms Apartments), (AMBAC), 5.90%, 9/1/10            1,211,045
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,529,537
--------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,500    Pinellas County Resource Recovery, (MBIA),
                                               5.125%, 10/1/04                                  $  1,563,915
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,563,915
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of Participation -- 1.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Palm Beach County, Criminal
                                               Justice Facilities, (FGIC),
                                               5.375%, 6/1/10                                   $  1,070,080
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,070,080
--------------------------------------------------------------------------------------------------------------

Insured - Special Tax Revenue -- 2.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,500    Orange County, Tourist Development Tax,
                                               (MBIA), 5.00%, 10/1/14                           $  1,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,500,000
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 5.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Dade County, Seaport Revenue, (MBIA),
                                               5.125%, 10/1/16                                  $  2,002,420
Aaa              AAA                  1,670    Hillsborough County, Aviation Authority,
                                               (Tampa International Airport), (FGIC),
                                               6.85%, 10/1/06                                      1,774,909
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,777,329
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 7.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Dade County, Water and Sewer Revenue,
                                               (FGIC), 5.25%, 10/1/11                           $  2,082,420
Aaa              AAA                  2,000    Manatee County, Public Utilities, (MBIA),
                                               6.75%, 10/1/04                                      2,287,480
Aaa              AAA                  1,000    Pasco County, Water and Sewer
                                               Revenue, (FGIC),
                                               5.40%, 10/1/03                                      1,061,410
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,431,310
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.9%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  350    Citrus County, Industrial Development
                                               Authority, (Beverly Enterprises),
                                               5.00%, 4/1/03(3)                                 $    350,308
NR               NR                   1,000    Volusia County, (Beverly Enterprises),
                                               5.875%, 7/1/07                                      1,010,040
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,360,348
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 0.6%
--------------------------------------------------------------------------------------------------------------
NR               A-                  $  405    Union County, Utilities Authority, (AMT),
                                               7.20%, 6/15/14                                   $    405,757
--------------------------------------------------------------------------------------------------------------
                                                                                                $    405,757
--------------------------------------------------------------------------------------------------------------
Total Tax Exempt Investments -- 100.0%
  (identified cost $68,566,219)                                                                 $ 72,011,658
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at March 31, 1998, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.5% to 30.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

Massachusetts Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Education -- 5.1%
--------------------------------------------------------------------------------------------------------------
A1               NR                $  1,200    Massachusetts Health and Educational
                                               Facilities Authority, (Tufts University),
                                               7.40%, 8/1/18                                    $  1,238,580
Baa3             BBB-                   500    Massachusetts Industrial Finance Agency,
                                               (Dana Hall), 5.90%, 7/1/27                            525,435
A3               NR                   1,030    Massachusetts Industrial Finance Agency,
                                               (Park School), 5.50%, 9/1/16                        1,069,676
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,833,691
--------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------------------------------------
Baa2             BBB+              $  1,000    Massachusetts Municipal Wholesale Electric
                                               Co., 5.70%, 7/1/01                               $  1,045,520
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,045,520
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.0%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  935    Massachusetts Health and Educational
                                               Facilities Authority, (Fairview Extended
                                               Care), Prerefunded to 1/1/01,
                                               10.125%, 1/1/11                                  $  1,103,796
Baa2             BB+                    960    Massachusetts Health and Educational
                                               Facilities Authority, (Milford-Whitinsville
                                               Regional Hospital), Escrowed to Maturity,
                                               7.125%, 7/15/02                                     1,022,563
Baa2             BBB                    500    Massachusetts Health and Educational
                                               Facilities Authority, (Sisters of Providence
                                               Hospital), Escrowed to Maturity,
                                               6.00%, 11/15/00                                       524,225
Aaa              AAA                    400    Massachusetts Turnpike Authority, (FGIC),
                                               Escrowed to Maturity, 5.125%, 1/1/23                  408,916
Aaa              NR                   2,000    Massachusetts Turnpike Authority, Escrowed
                                               to Maturity, 5.00%, 1/1/20                          1,993,840
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,053,340
--------------------------------------------------------------------------------------------------------------

General Obligations -- 12.6%
--------------------------------------------------------------------------------------------------------------
Aa2              NR                  $  500    Burlington, 5.00%, 2/1/15                        $    506,800
Aa2              NR                     500    Burlington, 5.00%, 2/1/16                             505,275
A1               AA-                  1,260    Massachusetts Bay Transportation Authority,
                                               5.50%, 3/1/08                                       1,354,626
A1               AA-                  1,000    Massachusetts Bay Transportation Authority,
                                               5.75%, 3/1/18                                       1,097,350
A1               AA-                  1,500    Massachusetts Commonwealth, 5.40%, 11/1/06          1,601,790
A1               AA-                  1,000    Massachusetts Commonwealth, 5.00%, 11/1/14            992,170
Baa1             A                    1,000    Puerto Rico Aqueduct and Sewer Authority,
                                               5.00%, 7/1/19                                         975,630
--------------------------------------------------------------------------------------------------------------
                                                                                                $  7,033,641
--------------------------------------------------------------------------------------------------------------

Hospitals -- 14.0%
--------------------------------------------------------------------------------------------------------------
Ba1              NR                  $  860    Massachusetts Health and Educational
                                               Facilities Authority,
                                               (New England Health Systems),
                                               6.125%, 8/1/13                                   $    900,979
Aa2              AA+                  3,000    Massachusetts Health and Educational
                                               Facilities Authority, (Daughters of Charity
                                               Issue), 5.75%, 7/1/02                               3,176,070
Baa2             BBB-                   750    Massachusetts Health And Educational
                                               Facilities Authority, (Milford-Whitinsville
                                               Regional Hospital), 4.90%, 7/15/06                    748,680
Baa2             BBB-                 1,000    Massachusetts Health And Educational
                                               Facilities Authority, (Milford-Whitinsville
                                               Regional Hospital), 5.75%, 7/15/13                  1,048,930
NR               BBB-                 1,845    Massachusetts Health and Educational
                                               Facilities Authority, (North Adams Regional
                                               Hospital), 6.25%, 7/1/04                            1,981,641
--------------------------------------------------------------------------------------------------------------
                                                                                                $  7,856,300
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 1.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,015    Massachusetts Industrial Finance Agency
                                               Revenue, (Dexter School), (MBIA),
                                               5.40%, 5/1/13                                    $  1,051,804
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,051,804
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 4.0%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Massachusetts Municipal
                                               Wholesale Electric Co., (AMBAC),
                                               6.625%, 7/1/03(1)                                $  2,216,200
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,216,200
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 10.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Haverhill, (FGIC), 5.00%, 6/15/17                $    984,160
Aaa              AAA                  1,000    Massachusetts Bay Transportation Authority,
                                               (FGIC), 5.00%, 3/1/19                                 978,380
Aaa              AAA                  2,000    Massachusetts Bay Transportation Authority,
                                               Series B, (AMBAC), 5.25%, 3/1/11                    2,066,040
Aaa              AAA                  1,000    Massachusetts Commonwealth, (AMBAC),
                                               5.00%, 7/1/12                                       1,024,560
Aaa              AAA                  1,000    Massachusetts Commonwealth, (FGIC),
                                               6.50%, 6/1/01                                       1,072,890
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,126,030
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,500    Massachusetts Health and Educational
                                               Facilities Authority, (Lowell General
                                               Hospital), Series B, (FSA), 5.25%, 6/1/16        $  1,507,440
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,507,440
--------------------------------------------------------------------------------------------------------------

Insured - Housing -- 8.3%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  4,300    Massachusetts Housing Finance Agency,
                                               (Harborpoint Development), (AMBAC), (AMT),
                                               6.20%, 12/1/10                                   $  4,657,071
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,657,071
--------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /Pollution Control Revenue -- 2.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,400    Massachusetts Industrial Finance Agency,
                                               (Nantucket Electric), (AMBAC), (AMT),
                                               5.30%, 7/1/04                                    $  1,466,934
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,466,934
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 7.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Lynn, Water And Sewer Commission, (FSA),
                                               5.00%, 12/1/13                                   $    991,360
Aaa              AAA                  2,230    Massachusetts Water Resources Authority,
                                               (MBIA), 5.00%, 12/1/16                              2,203,195
Aaa              AAA                  1,000    Massachusetts Water Resources Authority,
                                               (MBIA), 5.00%, 8/1/15                                 990,780
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,185,335
--------------------------------------------------------------------------------------------------------------

Lease Revenue /Certificates of Participation -- 3.1%
--------------------------------------------------------------------------------------------------------------
NR               BBB               $  1,650    Puerto Rico, ITEM & ECFA, (Guaynabo
                                               Municipal Government), 5.375%, 7/1/06            $  1,748,456
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,748,456
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.9%
--------------------------------------------------------------------------------------------------------------
NR               NR                $  1,000    Massachusetts Industrial Finance Agency,
                                               (Age Institute of Massachusetts),
                                               7.60%, 11/1/05                                   $  1,070,200
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,070,200
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 6.8%
--------------------------------------------------------------------------------------------------------------
Aa3              AA                $  1,000    Massachusetts Special Obligations,
                                               5.00%, 6/1/17                                    $    981,790
Aa3              AA                     500    Massachusetts Special Obligations,
                                               5.00%, 6/1/14                                         507,745
Baa1             A                      500    Puerto Rico Highway and Transportation
                                               Authority, 5.50%, 7/1/15                              528,625
NR               NR                   1,750    Virgin Islands Public Finance Authority,
                                               (Matching Loan Fund Notes), 6.70%, 10/1/99          1,818,005
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,836,165
--------------------------------------------------------------------------------------------------------------

Transportation -- 2.0%
--------------------------------------------------------------------------------------------------------------
A1               AA-               $  1,000    Woods Hole, (Martha's Vineyard and Nantucket
                                               Steamship Authority), 6.60%, 3/1/03              $  1,101,840
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,101,840
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 5.7%
--------------------------------------------------------------------------------------------------------------
Aa2              A+                $  2,100    Massachusetts Water Pollution Abatement
                                               Trust, 5.25%, 8/1/14                             $  2,153,256
Aa3              AA+                  1,000    Massachusetts Water Pollution Abatement
                                               Trust, 5.25%, 8/1/14                                1,019,100
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,172,356
--------------------------------------------------------------------------------------------------------------
Total Tax Exempt Investments -- 100.0%
  (identified cost $53,095,573)                                                                $  55,962,323
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 38.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.5% to 20.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Michigan Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Economic Development Revenue -- 1.3%
--------------------------------------------------------------------------------------------------------------
NR               BB-                 $  150    Michigan State Strategic Fund (Crown Paper),
                                               6.25%, 8/1/12                                    $    154,905
--------------------------------------------------------------------------------------------------------------
                                                                                                $    154,905
--------------------------------------------------------------------------------------------------------------

Education -- 2.0%
--------------------------------------------------------------------------------------------------------------
Aa2              NR                  $  250    Oakland County, (Cranbrook Educational
                                               Community Project), 5.00%, 11/1/17               $    248,140
--------------------------------------------------------------------------------------------------------------
                                                                                                $    248,140
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 14.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Grand Ledge, Public School District, (MBIA),
                                               Prerefunded to 5/1/04, 7.875%, 5/1/11(1)         $  1,206,460
Aa1              AA+                    500    Michigan Municipal Bond Authority, Escrowed
                                               to Maturity, 7.00%, 10/1/02                           558,055
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,764,515
--------------------------------------------------------------------------------------------------------------

General Obligations -- 10.3%
--------------------------------------------------------------------------------------------------------------
Baa2             BBB+                $  650    Detroit, MI, 6.25%, 4/1/05                       $    711,133
Baa2             BBB+                   495    Detroit, MI, 6.40%, 4/1/05                            545,945
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,257,078
--------------------------------------------------------------------------------------------------------------

Hospitals -- 12.8%
--------------------------------------------------------------------------------------------------------------
Baa1             NR                  $  525    Flint, Hospital Authority, (Hurley Medical
                                               Center), 6.00%, 7/1/05                           $    561,157
NR               BBB                    100    Michigan Hospital Finance Authority,
                                               (Central MI Community Hospital),
                                               6.00%, 10/1/05                                        107,745
NR               BBB                    100    Michigan Hospital Finance Authority,
                                               (Central MI Community Hospital),
                                               6.10%, 10/1/06                                        108,914
NR               BBB                    225    Michigan Hospital Finance Authority,
                                               (Central MI Community Hospital),
                                               6.20%, 10/1/07                                        247,725
NR               BBB                    500    Michigan Hospital Finance Authority (Gratiot
                                               Community Hospital), 6.10%, 10/1/07                   539,310
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,564,851
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / PollutionControl Revenue -- 5.5%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-                $  500    Puerto Rico Port Authority, (American
                                               Airlines), (AMT), 6.25%, 6/1/26                  $    543,725
NR               BB                     120    Richmond, Economic Development Corp., (K-
                                               MART), 6.30%, 1/1/99                                  121,300
--------------------------------------------------------------------------------------------------------------
                                                                                                $    665,025
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 2.0%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Michigan State University, Agriculture and
                                               Applied Sciences, (AMBAC), 5.125%, 2/15/16       $    249,290
--------------------------------------------------------------------------------------------------------------
                                                                                                $    249,290
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 17.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Detroit, School District, (AMBAC),
                                               6.50%, 5/1/10                                    $    582,985
Aaa              AAA                    500    Hartland, School District, (FGIC),
                                               5.125%, 5/1/17                                        497,330
Aaa              AAA                    500    Kalamazoo, (MBIA),
                                               5.40%, 5/1/14                                         528,720
Aaa              AAA                    500    Willow Run, Community School District,
                                               (AMBAC), 5.00%, 5/1/16                                492,375
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,101,410
--------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /Pollution Control Revenue -- 4.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Monroe County (The Detroit
                                               Edison Co.), (AMBAC), (AMT),
                                               6.35%, 12/1/04                                   $    553,670
--------------------------------------------------------------------------------------------------------------

                                                                                                $    553,670
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  300    Michigan Building Authority, Facilities
                                               Program, (AMBAC), 0.00%, 10/15/08                $    185,001
--------------------------------------------------------------------------------------------------------------

                                                                                                $    185,001
--------------------------------------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 4.4%
--------------------------------------------------------------------------------------------------------------
Aa3              AA                  $  500    Michigan Building Authority,
                                               6.10%, 10/1/01                                   $    532,635
--------------------------------------------------------------------------------------------------------------

                                                                                                $    532,635
--------------------------------------------------------------------------------------------------------------

Life Care -- 2.6%
--------------------------------------------------------------------------------------------------------------
NR               BBB                 $  300    Kalamazoo, (Friendship Village),
                                               6.125%, 5/15/17                                  $    318,375
--------------------------------------------------------------------------------------------------------------
                                                                                                $    318,375
--------------------------------------------------------------------------------------------------------------

Miscellaneous -- 1.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  150    Pittsfield Township, EDC,
                                               (Arbor Hospice Project),
                                               7.875%, 8/15/27                                  $    158,339
--------------------------------------------------------------------------------------------------------------
                                                                                                $    158,339
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 3.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  395    Michigan Hospital Finance
                                               Authority, (Presbyterian Villages),
                                               6.20%, 1/1/06                                    $    424,846
--------------------------------------------------------------------------------------------------------------
                                                                                                $    424,846
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 3.1%
--------------------------------------------------------------------------------------------------------------
Ba1              BBB-                $  350    Central Wayne, Sanitation Authority,
                                               6.40%, 7/1/06                                    $    371,415
--------------------------------------------------------------------------------------------------------------
                                                                                                 $    371,415
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 13.5%
--------------------------------------------------------------------------------------------------------------
NR               BBB+              $  1,000    Battle Creek, Downtown
                                               Development Authority,
                                               6.65%, 5/1/02                                    $  1,083,600
NR               A-                   2,000    Detroit, Downtown Development Authority Tax
                                               Increment,
                                               0.00%, 7/1/21                                         555,060
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,638,660
--------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
  (identified cost $11,228,522)                                                                $  12,188,155
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 35.2% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.1% to 16.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

New Jersey Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Airlines -- 4.0%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-              $  1,625    Port Authority of New York and
                                               New Jersey, (Delta Airlines),
                                               6.95%, 6/1/08                                    $  1,783,990
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,783,990
--------------------------------------------------------------------------------------------------------------

Assisted Living -- 1.6%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  650    New Jersey EDA, (Chelsea
                                               at East Brunswick), (AMT),
                                               8.00%, 10/1/07                                     $  720,012
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  720,012
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 9.5%
--------------------------------------------------------------------------------------------------------------
NR               BBB-              $  2,250    New Jersey EDA, Heating and Cooling,
                                               (Trigen-Trenton), (AMT), 6.10%, 12/1/05          $  2,424,982
NR               BB+                  1,135    New Jersey EDA, (Vineland Cogeneration),
                                               (AMT), 7.875%, 6/1/19                               1,249,692
NR               NR                     550    Port Authority of New York and New Jersey,
                                               (KIAC Project), (AMT), 6.50%, 10/1/01                 584,892
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,259,566
--------------------------------------------------------------------------------------------------------------

Education -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Educational Facilities Authority,
                                               (Princeton Theological), 5.00%, 7/1/22           $    999,920
--------------------------------------------------------------------------------------------------------------

                                                                                                $    999,920
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.2%
--------------------------------------------------------------------------------
Aaa              NR                $  2,030    New Jersey EDA (Princeton Custodial
                                               Receipts), Escrowed to Maturity,
                                               0.00%, 12/15/12                                  $    975,638
--------------------------------------------------------------------------------------------------------------
                                                                                                $    975,638
--------------------------------------------------------------------------------------------------------------

General Obligations -- 9.6%
--------------------------------------------------------------------------------------------------------------
Aa3              AA                $  2,195    Jersey City, School District,
                                               6.25%, 10/1/10                                   $  2,526,225
Baa1             A                    1,050    Puerto Rico Commonwealth,
                                               0.00%, 7/1/08                                         662,750
Aa3              AA-                  1,000    South Brunswick, 7.125%, 7/15/02                    1,116,870
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,305,845
--------------------------------------------------------------------------------------------------------------

Hospitals -- 9.5%
--------------------------------------------------------------------------------------------------------------
Baa2             NR                  $  500    Camden County Improvement Authority (Cooper
                                               Health), 5.60%, 2/15/07                          $    522,165
A3               A-                     340    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.25%, 7/1/00                                355,422
A3               A-                   1,000    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.45%, 7/1/02                              1,081,610
A3               A-                     750    New Jersey Health Care Facilities Financing
                                               Authority, (Atlantic City Medical Care
                                               Center), 6.55%, 7/1/03                                823,523
Baa2             BBB                  1,380    New Jersey Health Care Facilities Financing
                                               Authority, (St. Elizabeth's Hospital),
                                               5.75%, 7/1/08                                       1,469,507
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,252,227
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 2.5%
--------------------------------------------------------------------------------------------------------------
Aa3              NR                  $  520    New Jersey EDA, LOC: Bank of Paris, (AMT),
                                               6.00%, 12/1/02                                   $    541,362
NR               NR                     500    New Jersey EDA, (Holt Hauling and
                                               Warehousing System, Inc.),
                                               7.90%, 3/1/27                                         571,430
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,112,792
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 2.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Educational Facilities Authority,
                                               (Seton Hall University), (FGIC), 6.10%, 7/1/01   $  1,062,390
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,062,390
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Middlesex County, Utility
                                               Authority, (FGIC),
                                               6.10%, 12/1/01                                   $  1,069,380
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,069,380
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 26.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Atlantic City, Board of Education, (AMBAC),
                                               6.00%, 12/1/02(1)                                $  1,084,750
Aaa              AAA                  1,175    Edison, (AMBAC), 4.70%, 1/1/04                      1,202,859
Aaa              AAA                    500    Elizabeth, Union County, (MBIA),
                                               6.10%, 11/15/99                                       517,965
Aaa              AAA                    500    Elizabeth, Union County, (MBIA),
                                               6.20%, 11/15/02                                       535,335
Aaa              AAA                  1,200    Kearney, (FSA), 6.50%, 2/1/04                       1,317,300
Aaa              AAA                    725    Monroe Township, Board of Education, (FGIC),
                                               5.20%, 8/1/11                                         762,403
Aaa              AAA                    825    Monroe Township, Board of Education, (FGIC),
                                               5.20%, 8/1/14                                         856,317
Aaa              AAA                    850    Roselle, (MBIA), 4.65%, 10/15/03                      869,984
Aaa              AAA                  1,000    South Brunswick Township, Board of
                                               Education, (FGIC), 6.40%, 8/1/03                    1,105,580
Aaa              AAA                  2,000    Washington Township, Board of Education,
                                               (MBIA), 5.125%, 2/1/15                              2,009,020
Aaa              AAA                  1,585    West Deptford Township, (AMBAC), 5.90%, 3/1/09      1,762,377
--------------------------------------------------------------------------------------------------------------
                                                                                               $  12,023,890
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,910    New Jersey Health Care Facilities Financing
                                               Authority, (Dover General Hospital and
                                               Medical Center), (MBIA), 7.00%, 7/1/04           $  2,187,598
Aaa              AAA                  1,300    New Jersey Health Care Facilities Financing
                                               Authority, (AHS Hospital Corp.), (AMBAC),
                                               6.00%, 7/1/12                                       1,456,702
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,644,300
--------------------------------------------------------------------------------------------------------------

Insured - Solid Waste -- 0.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  250    Bergen County Utilities Authority, Solid
                                               Waste System, (FGIC), 6.00%, 6/15/02             $    268,080
--------------------------------------------------------------------------------------------------------------
                                                                                                $    268,080
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 11.3%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    New Jersey Transportation Trust Fund, (FSA),
                                               5.00%, 6/15/15                                   $    991,950
Aaa              AAA                  1,000    New Jersey Turnpike Authority, (FSA),
                                               5.90%, 1/1/03                                       1,071,550
Aaa              AAA                    895    New Jersey Turnpike Authority, (FSA),
                                               6.40%, 1/1/02                                         964,971
Aaa              AAA                  2,000    Port Authority of New York and
                                               New Jersey, (AMBAC), 5.125%, 7/15/14                2,016,080
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,044,551
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 1.4%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/16                                   $    224,853
Aaa              AAA                    565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/17                                        210,333
Aaa              AAA                    565    Pennsville Sewer Authority, (MBIA),
                                               0.00%, 11/1/18                                        199,982
--------------------------------------------------------------------------------------------------------------
                                                                                                $    635,168
--------------------------------------------------------------------------------------------------------------

Life Care -- 0.7%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  310    New Jersey EDA, (Cadbury Corp.),
                                               8.00%, 7/1/15                                    $    335,355
--------------------------------------------------------------------------------------------------------------
                                                                                                $    335,355
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 1.8%
--------------------------------------------------------------------------------------------------------------
A1               AA-                 $  500    Gloucester County Improvement Authority,
                                               Solid Waste System, 5.40%, 9/1/00                $    517,470
B1               NR                     300    The Atlantic County Utilities Authority,
                                               Solid Waste System, 7.00%, 3/1/08                     301,212
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  818,682
--------------------------------------------------------------------------------------------------------------

Transportation -- 3.4%
--------------------------------------------------------------------------------------------------------------
A1               AA-               $  1,000    Port Authority of New York and New Jersey,
                                               5.375%, 10/15/16                                 $  1,012,420
A1               AA-                    500    Port Authority of New York and New Jersey,
                                               5.50%, 7/1/06                                         533,750
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,546,170
--------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
  (identified cost $42,060,899)                                                                 $ 44,857,956
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 53.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.7% to 16.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

New York Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Airlines -- 4.2%
--------------------------------------------------------------------------------------------------------------
Baa3             BBB-              $  2,875    Port Authority of New York and
                                               New Jersey, (Delta Airlines),
                                               6.95%, 6/1/08                                    $  3,156,290
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,156,290
--------------------------------------------------------------------------------------------------------------

Assisted Living -- 1.4%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  560    Glen Cove, IDA, (Regency at Glen Cove),
                                               9.50%, 7/1/99                                    $    560,000
NR               NR                     500    Glen Cove, IDA, (Regency at Glen Cove),
                                               9.50%, 7/1/12                                         500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,060,000
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 1.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  950    Port Authority of New York and New Jersey,
                                               (KIAC Project), (AMT), 6.50%, 10/1/01            $  1,010,268
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,010,268
--------------------------------------------------------------------------------------------------------------

General Obligations -- 6.9%
--------------------------------------------------------------------------------------------------------------
A3               BBB+              $  1,000    New York City, Series F,
                                               0.00%, 8/1/08                                    $    608,290
A3               BBB+                 1,000    New York City, Series G,
                                               0.00%, 8/1/08                                         608,290
A3               BBB+                 2,000    New York City, 5.25%, 8/1/17                        1,990,240
A3               BBB+                 1,500    New York City, 6.375%, 8/1/06                       1,623,120
Baa1             A                      500    Puerto Rico Commonwealth,
                                               0.00%, 7/1/08                                         315,595
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,145,535
--------------------------------------------------------------------------------------------------------------

Health Services -- 1.4%
--------------------------------------------------------------------------------------------------------------
NR               AAA                 $  985    New York State Dormitory Authority, (Wesley
                                               Health Nursing Home), (FHA), 5.85%, 8/1/26       $  1,039,234
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,039,234
--------------------------------------------------------------------------------------------------------------

Hospitals -- 4.2%
--------------------------------------------------------------------------------------------------------------
Baa1             BBB+              $  2,000    New York State Dormitory Authority,
                                               (Department of Health),
                                               5.375%, 7/1/08                                   $  2,090,440
Baa              NR                   1,000    New York State Dormitory Authority, (Nyack
                                               Hospital), 6.00%, 7/1/06                            1,079,810
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,170,250
--------------------------------------------------------------------------------------------------------------

Hotels -- 0.6%
--------------------------------------------------------------------------------------------------------------
NR               NR                $  1,210    Niagara County, Industrial Development
                                               Authority, (Wintergarden Inn Associates),
                                               0.00%, 6/1/11                                    $    484,000
--------------------------------------------------------------------------------------------------------------
                                                                                                $    484,000
--------------------------------------------------------------------------------------------------------------

Housing -- 9.5%
--------------------------------------------------------------------------------------------------------------
Aa               AA                $  4,000    New York City Housing Development Corp.,
                                               (Multi-Family),
                                               5.625%, 5/1/12                                   $  4,147,800
Aa2              NR                   1,500    New York State Mortgage Agency Revenue,
                                               (AMT), 6.45%, 10/1/21                               1,623,810
Aa2              NR                   1,300    New York State Mortgage Agency, Homeowner
                                               Mtg. Bond Ser. 65, (AMT), 5.20%, 10/1/08            1,337,206
--------------------------------------------------------------------------------------------------------------
                                                                                                $  7,108,816
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 5.4%
--------------------------------------------------------------------------------------------------------------
A3               A                 $  2,000    New York, IDA, (Terminal One Group), (AMT),
                                               6.00%, 1/1/07(1)                                 $  2,160,120
Baa3             BBB-                 1,700    Puerto Rico Port Authority, (American
                                               Airlines), (AMT), 6.25%, 6/1/26                     1,848,665
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,008,785
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 1.6%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,075    New York State Dormitory Authority, (Mt.
                                               Sinai School of Medicine), (MBIA),
                                               6.75%, 7/1/09                                    $  1,178,232
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,178,232
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 7.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  5,000    New York State Energy Research
                                               and Development Authority,
                                               (Central Hudson Gas), (FGIC),
                                               7.375%, 10/1/14                                  $  5,368,999
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,368,999
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 10.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  4,450    New York State Medical Care Facilities
                                               Finance Agency, (New
                                               York State Hospital), (AMBAC),
                                               6.10%, 2/15/04                                   $  4,862,738
Aaa              AAA                  2,500    New York State Medical Care Facilities
                                               Finance Agency, (New
                                               York State Hospital), (AMBAC),
                                               6.20%, 2/15/05                                      2,769,700
--------------------------------------------------------------------------------------------------------------
                                                                                                $  7,632,438
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of Participation -- 0.7%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    City University of New York,
                                               (John Jay College), (AMBAC),
                                               5.00%, 8/15/08                                   $    517,995
--------------------------------------------------------------------------------------------------------------
                                                                                                  $  517,995
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,240    Metropolitan Transportation Authority for
                                               the City of New York, (FGIC), 5.70%, 7/1/10      $  2,418,864
Aaa              AAA                  2,290    Triborough Bridge and Tunnel Authority,
                                               (FGIC), 5.80%, 1/1/02                               2,426,324
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,845,188
--------------------------------------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 15.0%
--------------------------------------------------------------------------------------------------------------
Baa1             BBB+              $  2,180    New York State Energy Research Development
                                               Authority, (Western
                                               NY Nuclear Service Center),
                                               6.00%, 4/1/06                                    $  2,365,649
Baa1             BBB+                 4,000    New York State Housing Finance Agency,
                                               6.375%, 11/1/03(2)                                  4,352,080
NR               BBB                  1,485    New York State Thruway Authority,
                                               0.00%, 1/1/04                                       1,138,163
Baa1             BBB+                 1,300    New York State Thruway Authority,
                                               5.25%, 4/1/13                                       1,300,754
Baa1             BBB+                 1,000    New York State Urban Development Corp.,
                                               (Youth Facilities), 5.00%, 4/1/13                     973,260
Baa1             BBB+                 1,000    New York State Urban Development Corp.,
                                               (Youth Facilities),
                                               5.75%, 4/1/10                                       1,061,130
--------------------------------------------------------------------------------------------------------------
                                                                                                $ 11,191,036
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 9.1%
--------------------------------------------------------------------------------------------------------------
Aa2              AA                $  2,000    New York City Municipals Assistance Corp.,
                                               5.50%, 7/1/07(3)                                 $  2,154,520
A3               A+                   4,500    New York State Local Government Assistance
                                               Corp., 5.25%, 4/1/16                                4,632,525
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,787,045
--------------------------------------------------------------------------------------------------------------

Transportation -- 5.7%
--------------------------------------------------------------------------------------------------------------
Baa1             BBB+              $  1,000    Port Authority of New York and New Jersey,
                                               5.75%, 4/1/16                                    $  1,046,440
A1               AA-                  3,000    Port Authority of New York and New Jersey,
                                               (AMT), 6.00%, 7/1/14                                3,207,870
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,254,310
--------------------------------------------------------------------------------------------------------------

Water and Sewer -- 9.1%
--------------------------------------------------------------------------------------------------------------
A2               A-                $  5,000    New York City Municipal
                                               Water Finance Authority,
                                               5.125%, 6/15/21                                  $  4,896,600
A2               A-                   1,825    New York City Municipal
                                               Water Finance Authority,
                                               5.70%, 6/15/02                                      1,928,113
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,824,713
--------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
  (identified cost $71,325,400)                                                                $  74,783,134
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 26.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.6% to 13.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

Ohio Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.0%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  350    Cuyahoga County, Health
                                               Care, (Judson Retirement Community),
                                               Prerefunded to
                                               11/15/99, 8.875%, 11/15/19                         $  387,394
NR               NR                     285    Greene County, First Mortgage, (Fairview
                                               Extended Care), Prerefunded to 1/1/01,
                                               10.125%, 1/1/11                                       336,371
--------------------------------------------------------------------------------------------------------------

                                                                                                  $  723,765
--------------------------------------------------------------------------------------------------------------

General Obligations -- 14.0%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  300    Kings County, Local School District, 7.60%,
                                               12/1/10                                            $  347,688
Aa3              NR                     250    Oak Hills, 5.60%, 12/1/17                             261,423
Aa1              AA+                    675    Ohio, 0.00%, 8/1/04                                   512,541
Aa1              AA+                    500    Ohio, 0.00%, 8/1/05                                   362,725
Aa1              AA+                    250    Ohio, 0.00%, 8/1/08                                   156,023
A3               NR                   1,000    Wauseon, School District,
                                               7.25%, 12/1/10                                      1,101,690
NR               NR                     595    Youngstown, County School
                                               District, 6.40%, 7/1/00                               616,973
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,359,063
--------------------------------------------------------------------------------------------------------------

Hospitals -- 10.8%
--------------------------------------------------------------------------------
A                A                 $  1,000    Erie County Hospital Improvement (Firelands
                                               Community Hospital), 6.75%, 1/1/08               $  1,090,050
Baa1             BBB                    500    Hamilton County, Health
                                               System (Providence Hospital),
                                               6.00%, 7/1/01                                         522,865
NR               NR                     955    Mt. Vernon, (Knox Community Hospital),
                                               7.875%, 6/1/12                                        981,186
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,594,101
--------------------------------------------------------------------------------------------------------------

Housing -- 6.9%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  300    Cuyahoga County, (Rolling Hills Apts.),
                                               (AMT), 8.00%, 1/1/28                             $    300,621
NR               AAA                  1,000    Cuyahoga County, Multifamily Housing,
                                               (National Terminal Apts. Project),
                                               6.40%, 7/1/16                                       1,066,470

Housing (continued)
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  300    Lucas County, Economic Development
                                               Multifamily Housing (County Creek Project),
                                               (AMT), 8.00%, 7/1/26                             $    297,288
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,664,379
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 11.6%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  500    Cuyahoga County, (Rock and
                                               Roll Hall of Fame),
                                               5.45%, 12/1/05                                   $    525,185
NR               NR                     250    Cuyahoga County, (Rock and
                                               Roll Hall of Fame),
                                               5.85%, 12/1/08                                        271,260
NR               A-                   1,020    Ohio Economic Development Commission, (ABS
                                               Industries), (AMT), 6.00%, 6/1/04                   1,110,678
NR               A-                     580    Ohio Economic Development Commission, (Ohio
                                               Enterprise Bond Fund-Progress Plastics
                                               Products), (AMT), 6.80%, 12/1/01                      619,231
NR               NR                     250    Ohio Solid Waste Revenue, (Republic
                                               Engineered Steels Inc.), (AMT),
                                               9.00%, 6/1/21                                         269,555
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,795,909
--------------------------------------------------------------------------------------------------------------

Insured - Education -- 4.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Ohio Public Facilities Commission, (Higher
                                               Educational Facilities), (AMBAC),
                                               4.30%, 12/1/08                                   $    979,000
--------------------------------------------------------------------------------------------------------------
                                                                                                $    979,000
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 28.3%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Cleveland, (MBIA),
                                               6.50%, 11/15/01                                  $  1,081,020
Aaa              NR                     265    Clinton Massie, Local School District,
                                               (AMBAC), 0.00%, 12/1/11                               137,479
Aaa              NR                     265    Clinton Massie, Local School District,
                                               (MBIA), 0.00%, 12/1/09                                154,826
Aaa              AAA                    225    Finneytown, Local School District, (FGIC),
                                               6.15%, 12/1/11                                        258,469
Aaa              AAA                    500    Forest Hills, Local School District, (MBIA),
                                               6.00%, 12/1/09                                        564,790
Aaa              AAA                  1,500    Southwest Licking, School Facilities
                                               Improvement, (FGIC),
                                               7.10%, 12/1/16                                      1,757,821
Aaa              AAA                    500    Strongsville, City School District, (MBIA),
                                               5.375%, 12/1/12                                       532,160
Aaa              AAA                  1,500    West Clermont, School District, (AMBAC),
                                               6.90%, 12/1/12(1)                                   1,738,650
Aaa              AAA                    500    West Clermont, School District, (AMBAC),
                                               7.125%, 12/1/19                                       579,700
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,804,915
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Cuyahoga County, (Metrohealth System),
                                               (MBIA), 5.50%, 2/15/12                           $    534,075
--------------------------------------------------------------------------------------------------------------
                                                                                                $    534,075
--------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue / Pollution Control Revenue -- 2.3%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Akron, Economic Development Authority,
                                               (MBIA), 6.00%, 12/1/12                           $    563,185
--------------------------------------------------------------------------------------------------------------
                                                                                                $    563,185
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 2.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Cleveland, (Cleveland Stadium Project),
                                               (AMBAC), 5.25%, 11/15/17                         $    504,300
--------------------------------------------------------------------------------------------------------------
                                                                                                $    504,300
--------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 2.2%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Hamilton County, Sewer System Revenue,
                                               (FGIC), 5.50%, 12/1/11                           $    541,280
--------------------------------------------------------------------------------------------------------------
                                                                                                $    541,280
--------------------------------------------------------------------------------------------------------------

Life Care -- 5.0%
--------------------------------------------------------------------------------------------------------------
VMIG-1           NR                  $  500    Hamilton County, Hospital Facilities
                                               Revenue, (Retirement Homes), 5.00%, 7/1/15       $    511,970
NR               BBB-                   680    Marion County, Health Care Facilities,
                                               (United Church Homes), 5.25%, 11/15/98                685,746
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,197,716
--------------------------------------------------------------------------------------------------------------

Nursing Homes -- 5.7%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  260    Fairfield, Economic Development Revenue,
                                               (Beverly Enterprises Project), 8.50%, 1/1/03     $    283,491
Aa2              NR                   1,000    Warren County, Hospital
                                               Facilities, (Otterbein Homes), 7.20%, 7/1/11        1,092,590
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,376,081
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 1.8%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  403    Columbus, Special Assessment,
                                               6.05%, 9/15/05                                   $    422,140
--------------------------------------------------------------------------------------------------------------
                                                                                                $    422,140
--------------------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
  (identified cost $22,897,549)                                                                 $ 24,059,909
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 41.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 10.6% to 16.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Pennsylvania Limited Maturity Municipals Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
---------------------------------- Principal
                 Standard          Amount
Moody's          & Poor's          (000 omitted) Security                                      Value
--------------------------------------------------------------------------------------------------------------

Assisted Living -- 3.9%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  885    Chester County, Industrial Development
                                               Authority, 8.00%, 9/1/05                         $    966,686
NR               NR                   1,120    Delaware County, Industrial Development
                                               Authority, (Glen Riddle), (AMT),
                                               8.125%, 9/1/05                                      1,235,013
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,201,699
--------------------------------------------------------------------------------------------------------------

Cogeneration -- 6.3%
--------------------------------------------------------------------------------------------------------------
NR               NR                $  1,200    Pennsylvania Economic Development Financing
                                               Authority, (Resource Recovery for
                                               Northampton),(AMT),
                                               6.75%, 1/1/07                                    $  1,311,216
NR               BBB-                 2,000    Pennsylvania Economic Development Financing
                                               Authority, (Resources Recovery - Colver
                                               Project), (AMT), 7.05%, 12/1/10                     2,227,220
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,538,436
--------------------------------------------------------------------------------------------------------------

Colleges and Universities -- 1.1%
--------------------------------------------------------------------------------------------------------------
NR               BBB-                $  625    Pennsylvania HEFA, (Gwynedd-Mercy College),
                                               5.60%, 11/1/22                                   $    624,138
--------------------------------------------------------------------------------------------------------------
                                                                                                $    624,138
--------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  960    Virgin Islands Water and Power Authority,
                                               7.40%, 7/1/11                                    $  1,049,424
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,049,424
--------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.0%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  500    Harrisburg Authority, Lease Revenue Bonds,
                                               Escrowed to Maturity, (CGIC), 6.25%, 6/1/01      $    532,215
Aaa              AAA                  1,500    Somerset County, General Authority, (FGIC),
                                               Escrowed to Maturity, 6.50%, 10/15/01               1,618,725
Aaa              AAA                  7,000    Westmoreland County, Municipal Authority,
                                               (FGIC), Escrowed to Maturity, 0.00%, 8/15/19        2,290,960
NR               NR                     500    Wilkins Area, IDA, (Fairview Extended Care),
                                               Prerefunded to 1/1/01, 10.25%, 1/1/21                 591,685
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,033,585
--------------------------------------------------------------------------------------------------------------

General Obligations -- 0.4%
--------------------------------------------------------------------------------------------------------------
Baa1             A                   $  500    Puerto Rico Commonwealth,
                                               0.00%, 7/1/16                                    $    200,155
--------------------------------------------------------------------------------------------------------------
                                                                                                $    200,155
--------------------------------------------------------------------------------------------------------------

Hospitals -- 22.3%
--------------------------------------------------------------------------------------------------------------
NR               BBB               $  1,000    Allentown, Area Hospital Authority, (Sacred
                                               Heart Hospital), 6.50%, 11/15/08                 $  1,086,270
NR               BBB                  2,355    Clearfield, Hospital Authority, (Clearfield
                                               Hospital), 6.875%, 6/1/16                           2,575,475
Aa               AA                   1,000    Geisinger, Authority Health System,
                                               7.375%, 7/1/02                                      1,056,410
Baa3             BBB+                   650    Hazleton, Health Services Authority, (St.
                                               Joseph's Hospital), 5.85%, 7/1/06                     692,796
A3               A                    1,200    Lehigh County, General Purpose Authority,
                                               (Muhlenberg Hospital), 5.75%, 7/15/10               1,323,840
NR               BBB-                   200    Mckean County, (Bradford Hospital),
                                               5.375%, 10/1/03                                       207,752
A3               BBB+                 1,000    Monroeville, Hospital Authority, (Forbes
                                               Health), 5.75%, 10/1/05                             1,071,270
Baa2             NR                   1,030    Montgomery County, Higher Education and
                                               Health Authority, (Montgomery Hospital),
                                               6.25%, 7/1/06                                       1,108,857
Baa2             NR                   1,100    Montgomery County, Higher Education and
                                               Health Authority, (Montgomery Hospital),
                                               6.375%, 7/1/07                                      1,202,300
A                NR                     500    New Castle Area Hospital Authority, (St.
                                               Francis Hospital of New Castle),
                                               5.90%, 11/15/00                                       520,805
NR               BBB                    315    Northhampton County Hospital Authority,
                                               (Easton Hospital), 6.90%, 1/1/02                      332,889
NR               A-                   1,350    South Fork, Municipal Authority, (Lee
                                               Hospital), 5.50%, 7/1/11                            1,369,197
--------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,547,861
--------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 2.2%
--------------------------------------------------------------------------------------------------------------
A3               A-                $  1,200    Erie, Industrial Development Authority,
                                               (International Paper), (AMT), 5.85%, 12/1/20     $  1,262,124
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,262,124
--------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 4.8%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Allegheny County, Higher Education Building
                                               Authority, (Dusquesne University), (AMBAC),
                                               5.00%, 3/1/16                                    $  1,969,680
NR               AAA                    700    Montgomery County, Higher Education and
                                               Health Authority, (Saint Joseph's
                                               University), (CLEE), 6.00%, 12/15/02                  752,934
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,722,614
--------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 8.5%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  2,000    Cambria County Authority, (PA Electric Co.),
                                               Industrial Development, (MBIA),
                                               5.35%, 11/1/10                                   $  2,133,140
Aaa              AAA                  2,500    Indiana County, Industrial Development
                                               Authority, (PA Electric Co.), (MBIA),
                                               5.35%, 11/1/10                                      2,666,424
--------------------------------------------------------------------------------------------------------------
                                                                                                $  4,799,564
--------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 8.9%
--------------------------------------------------------------------------------------------------------------
Aaa              NR                $  1,635    Harrisburg, (AMBAC),
                                               0.00%, 9/15/12                                   $    797,340
Aaa              AAA                  1,355    McKeesport, (FGIC),
                                               0.00%, 10/1/11                                        702,107
Aaa              AAA                  2,000    Pennsylvania, (AMBAC),
                                               5.00%, 11/15/15                                     1,983,700
Aaa              AAA                  1,500    Pleasant Valley, School District, (FGIC),
                                               5.00%, 9/1/10                                       1,527,120
--------------------------------------------------------------------------------------------------------------
                                                                                                $  5,010,267
--------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 11.1%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Allegheny County, Hospital Development
                                               Authority, (South Hills Health), (MBIA),
                                               5.50%, 5/1/08                                    $  1,073,590
Aaa              AAA                  1,000    Erie County, Hospital Authority, (Hamot
                                               Health System), (AMBAC), 7.10%, 2/15/10             1,087,700
NR               AAA                  1,030    Indiana County, Hospital Authority, (Indiana
                                               Hospital), (CLEE),
                                               5.75%, 7/1/00                                       1,069,016
NR               AAA                    825    Indiana County, Hospital Authority, (Indiana
                                               Hospital), (CLEE),
                                               5.875%, 7/1/01                                        868,304
Aaa              AAA                  2,050    Sayre Health Care Facilities Authority,
                                               (Guthrie Medical Center), (AMBAC),
                                               6.50%, 3/1/00                                       2,145,653
--------------------------------------------------------------------------------------------------------------
                                                                                                $  6,244,263
--------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  1,000    Northumberland County Authority, Lease
                                               Revenue Bonds, (MBIA), 6.50%, 10/15/01           $  1,079,150
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,079,150
--------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 4.9%
--------------------------------------------------------------------------------------------------------------
Aaa              AAA                 $  590    Alleghemy County, Airport Revenue, (MBIA),
                                               5.75%, 1/1/12                                    $    636,622
Aaa              AAA                  1,000    Allegheny County, Airport Revenue, (MBIA),
                                               5.75%, 1/1/10                                       1,079,340
Aaa              AAA                  1,000    Southeastern Pennsylvania Transportation
                                               Authority, (FGIC), 5.55%, 3/1/14                    1,049,740
--------------------------------------------------------------------------------------------------------------
                                                                                                $  2,765,702
--------------------------------------------------------------------------------------------------------------

Life Care -- 2.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  245    Delaware County, Authority,
                                               (White Horse Village),
                                               6.30%, 7/1/03                                    $    259,756
NR               NR                     505    Delaware County, Authority,
                                               (White Horse Village),
                                               6.40%, 7/1/04                                         540,547
Baa2             BBB+                   590    Hazleton, Health Services Authority,
                                               (Hazleton General Hospital),
                                               5.50%, 7/1/07                                         617,819
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,418,122
--------------------------------------------------------------------------------------------------------------

Solid Waste -- 3.3%
--------------------------------------------------------------------------------------------------------------
Baa              A-                  $  500    Greater Lebanon Refuse Authority,
                                               6.20%, 5/15/99                                   $    512,825
Baa              A-                     500    Greater Lebanon Refuse Authority,
                                               6.20%, 11/15/99                                       517,785
Baa              A-                     300    Greater Lebanon Refuse Authority,
                                               6.40%, 5/15/00                                        313,683
Baa              A-                     500    Greater Lebanon Refuse Authority,
                                               6.40%, 11/15/00                                       527,780
--------------------------------------------------------------------------------------------------------------
                                                                                                $  1,872,073
--------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.5%
--------------------------------------------------------------------------------------------------------------
NR               NR                  $  250    Virgin Islands Public Finance Authority,
                                               (Matching Loan Fund Notes), 6.70%, 10/1/99       $    259,715
--------------------------------------------------------------------------------------------------------------
                                                                                                $    259,715
--------------------------------------------------------------------------------------------------------------

Transportation -- 6.5%
--------------------------------------------------------------------------------------------------------------
Aa3              AA-               $  2,550    Southeastern Pennsylvania Transportation
                                               Authority, LOC: Canadian Imperial Bank of
                                               Commerce, 6.00%, 6/1/99(1)                       $  2,614,923
Aa3              AA-                  1,000    Southeastern Pennsylvania Transportation
                                               Authority, LOC: Canadian Imperial Bank of
                                               Commerce, 6.00%, 6/1/01                             1,056,220
--------------------------------------------------------------------------------------------------------------
                                                                                                $  3,671,143
--------------------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
  (identified cost $53,360,058)                                                                 $ 56,300,035
--------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Fedreral Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 48.0% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.9% to 15.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                        California       Connecticut       Florida      Massachusetts     Michigan
                                                          Limited          Limited         Limited         Limited        Limited
                                                         Portfolio        Portfolio       Portfolio       Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                                       $31,771,731      $ 9,154,495     $68,566,219     $53,095,573    $11,228,522
  Unrealized appreciation                                 1,715,752          482,375       3,445,439       2,866,750        959,633
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                         $33,487,483      $ 9,636,870     $72,011,658     $55,962,323    $12,188,155
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                    $   267,134      $    59,553     $       934     $        61    $       111
Interest receivable                                         553,301          142,277       1,517,101         833,304        266,054
Deferred organization expenses (Note 1D)                        136             --               378             354           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            $34,308,054      $ 9,838,700     $73,530,071     $56,796,042    $12,454,320
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1F)            $      --        $      --       $   350,632     $      --      $      --
Demand note payable (Note 5)                                   --               --           916,000         198,000        354,000
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                                 6,094            2,812          16,406          12,656          2,344
Payable to affiliate for Trustees' fees (Note 2)                950              100           3,900           1,945            100
Accrued expenses                                              3,591            1,296           1,953             290            662
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       $    10,635      $     4,208     $ 1,288,891     $   212,891    $   357,106
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest
  in Portfolio                                          $34,297,419      $ 9,834,492     $72,241,180     $56,583,151    $12,097,214
-----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
  and withdrawals                                       $32,581,458      $ 9,355,747     $68,807,579     $53,732,349    $11,140,017
Net unrealized appreciation of investments
  (computed on the basis of identified cost)              1,715,961          478,745       3,433,601       2,850,802        957,197
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                   $34,297,419      $ 9,834,492     $72,241,180     $56,583,151    $12,097,214
-----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                                  New Jersey          New York             Ohio         Pennsylvania
                                                                    Limited            Limited           Limited          Limited
                                                                   Portfolio          Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                                                 $42,060,899        $71,325,400       $22,897,549      $53,360,058
  Unrealized appreciation                                           2,797,057          3,457,734         1,162,360        2,939,977
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                                   $44,857,956        $74,783,134       $24,059,909      $56,300,035
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                              $    36,018        $   724,279       $       298      $   569,540
Receivable for when-issued securities sold (Note 1F)                     --            4,035,939              --               --
Interest receivable                                                   663,429          1,345,875           421,130          856,099
Deferred organization expenses (Note 1D)                                  105                219              --                240
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      $45,557,508        $80,889,446       $24,481,337      $57,725,914
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1F)                      $      --          $ 6,169,619       $      --        $      --
Demand note payable (Note 5)                                             --                 --             256,000             --
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                                          11,250             19,219             5,625            9,844
Payable to affiliate for Trustees' fees (Note 2)                          473              1,945               473            1,945
Accrued expenses                                                        5,922              7,224             3,581            6,512
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 $    17,645        $ 6,198,007       $   265,679      $    18,301
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $45,539,863        $74,691,439       $24,215,658      $57,707,613
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $42,753,263        $71,251,139       $23,056,755      $54,764,267
Net unrealized appreciation of investments (computed
  on the basis of identified cost)                                  2,786,600          3,440,300         1,158,903        2,943,346
------------------------------------------------------------------------------------------------------------------------------------
Total                                                             $45,539,863        $74,691,439       $24,215,658      $57,707,613
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998
                                                  California       Connecticut         Florida        Massachusetts      Michigan
                                                    Limited          Limited           Limited           Limited          Limited
                                                   Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                   $2,097,447        $ 592,217         $4,488,367        $3,418,767       $  749,490
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                           $2,097,447        $ 592,217         $4,488,367        $3,418,767       $  749,490
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                   $  178,448        $  50,322         $  381,588        $  290,512       $   62,245
Compensation of Trustees not members of the
  Investment adviser's organization (Note 2)           2,201              219              8,863             6,495              219
Custodian fee (Note 1G)                               26,528           13,226             43,702            37,474           13,539
Legal and accounting services                         19,314           14,914             20,214            19,213           14,214
Amortization of organization expenses (Note 1D)        1,511            1,743              4,204             4,088              259
Miscellaneous                                          5,806            3,243             17,414            16,691            2,750
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                    $  233,808        $  83,667         $  475,985        $  374,473       $   93,226
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)            $    8,191        $   2,432         $   19,574        $   22,949       $    4,925
  Reduction of invetment adviser fee (Note 2)           --             25,094               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                          $    8,191        $  27,526         $   19,574        $   22,949       $    4,925
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                      $  225,617        $  56,141         $  456,411        $  351,524       $   88,301
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                             $1,871,830        $ 536,076         $4,031,956        $3,067,243       $  661,189
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) -
  Investment transactions (identified
    cost basis)                                   $  958,114        $ 129,667         $1,257,589        $  994,185       $  149,369
  Financial futures contracts                       (496,566)        (125,981)        (1,388,455)         (995,822)        (276,838)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                    $  461,548        $   3,686         $ (130,866)       $   (1,637)      $ (127,469)
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (identified cost basis)             $1,100,873        $ 373,496         $3,004,369        $2,278,256       $  566,409
  Financial futures contracts                        (96,926)          (3,630)          (219,982)         (196,339)          (2,436)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                   $1,003,947        $ 369,866         $2,784,387        $2,081,917       $  563,973
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments   $1,465,495        $ 373,552         $2,653,521        $2,080,280       $  436,504
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations        $3,337,325        $ 909,628         $6,685,477        $5,147,523       $1,097,693
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998
                                                         New Jersey              New York              Ohio             Pennsylvania
                                                           Limited               Limited              Limited             Limited
                                                          Portfolio             Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                           $2,841,563            $4,702,633           $1,537,712          $3,461,184
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                   $2,841,563            $4,702,633           $1,537,712          $3,461,184
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $  239,715            $  402,164           $  127,254          $  289,154
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                     5,332                 7,332                1,746               6,804
Custodian fee (Note 1G)                                       31,841                53,547               18,182              35,199
Legal and accounting services                                 18,615                21,715               17,614              19,213
Amortization of organization expenses (Note 1D)                1,788                 2,570                 --                 2,672
Interest expense (Note 5)                                       --                  34,599                 --                  --
Miscellaneous                                                 20,500                 4,539                7,796              14,706
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                            $  317,791            $  526,466           $  172,592          $  367,748
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)                    $    5,970            $   13,608           $     --            $   11,665
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                  $    5,970            $   13,608           $     --            $   11,665
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                              $  311,821            $  512,858           $  172,592          $  356,083
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $2,529,742            $4,189,775           $1,365,120          $3,105,101
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) -
  Investment transactions (identified cost basis)         $  604,994            $1,498,902           $  342,719          $1,006,723
  Financial futures contracts                               (796,382)             (372,410)            (194,243)           (576,338)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions       $ (191,388)           $1,126,492           $  148,476          $  430,385
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (identified cost basis)                     $1,689,855            $3,345,035           $  777,072          $2,255,452
  Financial futures contracts                                (10,457)             (392,093)              (3,457)              3,369
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                          $1,679,398            $2,952,942           $  773,615          $2,258,821
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments           $1,488,010            $4,079,434           $  922,091          $2,689,206
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $4,017,752            $8,269,209           $2,287,211          $5,794,307
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                California       Connecticut         Florida        Massachusetts       Michigan
                                                 Limited           Limited           Limited           Limited           Limited
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                        $  1,871,830      $   536,076       $  4,031,956      $  3,067,243      $   661,189
  Net realized gain (loss) on investment
    transactions                                    461,548            3,686           (130,866)           (1,637)        (127,469)
  Net change in unrealized appreciation
    (depreciation) of investments                 1,003,947          369,866          2,784,387         2,081,917          563,973
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations     $  3,337,325      $   909,628       $  6,685,477      $  5,147,523      $ 1,097,693
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                $  1,661,073      $ 1,135,100       $  7,486,705      $  4,381,569      $ 1,024,096
  Withdrawals                                   (13,895,420)      (4,484,203)       (34,840,194)      (22,915,877)      (5,021,007)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                         $(12,234,347)     $(3,349,103)      $(27,353,489)     $(18,534,308)     $(3,996,911)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                     $ (8,897,022)     $(2,439,475)      $(20,668,012)     $(13,386,785)     $(2,899,218)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                           $ 43,194,441      $12,273,967       $ 92,909,192      $ 69,969,936      $14,996,432
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                 $ 34,297,419      $ 9,834,492       $ 72,241,180      $ 56,583,151      $12,097,214
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                           New Jersey             New York            Ohio              Pennsylvania
                                                             Limited              Limited            Limited              Limited
                                                            Portfolio            Portfolio          Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                    $  2,529,742        $  4,189,775        $ 1,365,120         $  3,105,101
  Net realized gain (loss) on investment transactions          (191,388)          1,126,492            148,476              430,385
  Net change in unrealized appreciation
    (depreciation) of investments                             1,679,398           2,952,942            773,615            2,258,821
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  4,017,752        $  8,269,209        $ 2,287,211         $  5,794,307
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                            $  2,886,225        $  3,255,202        $ 1,303,141         $  2,758,619
  Withdrawals                                               (19,630,053)        (36,846,720)        (7,844,546)         (18,720,920)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $(16,743,828)       $(33,591,518)       $(6,541,405)        $(15,962,301)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $(12,726,076)       $(25,322,309)       $(4,254,194)        $(10,167,994)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 58,265,939        $100,013,748        $28,469,852         $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 45,539,863        $ 74,691,439        $24,215,658         $ 57,707,613
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                California       Connecticut         Florida        Massachusetts       Michigan
                                                 Limited           Limited           Limited           Limited          Limited
                                                Portfolio         Portfolio         Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                        $  2,546,209      $   701,646       $  5,368,154      $  4,105,048      $   895,654
  Net realized gain (loss) on investment
    transactions                                   (146,427)          11,718           (345,920)         (122,731)         196,256
  Net change in unrealized appreciation
    (depreciation) of investments                  (326,414)        (114,671)        (1,654,724)         (861,173)        (180,447)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations     $  2,073,368      $   598,693       $  3,367,510      $  3,121,144      $   911,463
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                $    890,101      $   868,089       $  4,859,506      $  1,754,803      $   727,519
  Withdrawals                                   (18,985,108)      (4,054,341)       (43,152,835)      (32,041,287)      (7,833,956)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                         $(18,095,007)     $(3,186,252)      $(38,293,329)     $(30,286,484)     $(7,106,437)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                     $(16,021,639)     $(2,587,559)      $(34,925,819)     $(27,165,340)     $(6,194,974)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                           $ 59,216,080      $14,861,526       $127,835,011      $ 97,135,276      $21,191,406
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                 $ 43,194,441      $12,273,967       $ 92,909,192      $ 69,969,936      $14,996,432
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                           New Jersey             New York             Ohio           Pennsylvania
                                                             Limited              Limited            Limited             Limited
                                                            Portfolio            Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                    $  3,451,147        $  5,864,808        $ 1,601,381         $  4,070,122
  Net realized gain (loss) on investment
    transactions                                                 72,466            (287,142)           226,637              407,499
  Net change in unrealized appreciation
    (depreciation) of investments                              (370,049)           (895,080)          (288,513)          (1,218,041)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  3,153,564        $  4,682,586        $ 1,539,505         $  3,259,580
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                            $  1,862,282        $  3,989,610        $ 1,294,856         $  2,538,420
  Withdrawals                                               (26,922,483)        (47,386,927)        (7,893,884)         (30,116,393)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $(25,060,201)       $(43,397,317)       $(6,599,028)        $(27,577,973)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $(21,906,637)       $(38,714,731)       $(5,059,523)        $(24,318,393)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 80,172,576        $138,728,479        $33,529,375         $ 92,194,000
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 58,265,939        $100,013,748        $28,469,852         $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                           California Limited Portfolio                       Connecticut Limited Portfolio
                                 --------------------------------------------------  -----------------------------------------------
                                               Year Ended March 31,                                Year Ended March 31,
                                 --------------------------------------------------  -----------------------------------------------
                                   1998      1997       1996      1995      1994*       1998     1997      1996     1995     1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                         0.61%       0.63%     0.58%     0.53%     0.46%+    0.54%     0.54%     0.39%    0.17%    0.00%+
Net expenses after custodian
  fee reduction                     0.59%       0.61%     0.55%     --        --        0.52%     0.50%     0.35%    --       --
Net investment income               4.86%       4.98%     4.82%     4.72%     4.50%+    4.96%     5.09%     4.91%    4.95%    4.53%+
Portfolio Turnover                    40%         57%       36%       56%        6%       23%       46%       52%      73%      39%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (000s omitted)                  $34,297     $43,194   $59,216   $82,344   $95,704   $ 9,834   $12,274   $14,862  $17,316  $16,767
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses(1)                                                                   0.52%+    0.77%     0.78%     0.72%    0.67%    0.62%+
Expenses after custodian fee
  reduction                                                                   --        0.75%     0.74%     0.68%    --       --
Net investment income                                                         4.44%+    4.73%     4.85%     4.58%    4.45%    3.92%+
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

 ** For the period from the start of business, April 16, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                              Florida Limited Portfolio                       Massachusetts Limited Portfolio
                                    ---------------------------------------------- -------------------------------------------------
                                                  Year Ended March 31,                              Year Ended March 31,
                                    ---------------------------------------------- -------------------------------------------------
                                      1998     1997      1996     1995      1994*     1998    1997    1996    1995       1994*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                            0.58%    0.59%     0.55%     0.52%    0.49%+   0.60%    0.60%    0.57%     0.54%     0.52%+
Expenses after custodian fee
  reduction                            0.55%    0.57%     0.54%     --       --       0.56%    0.58%    0.55%     --        --
Net investment income                  4.90%    4.90%     4.73%     4.73%    4.53%+   4.90%    4.97%    4.72%     4.90%     4.57%+
Portfolio Turnover                       38%      66%       20%       44%       8%      46%      60%      27%       46%        8%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                    $72,241  $92,909  $127,835  $164,579  $185,977 $56,583  $69,970  $97,135  $119,120  $119,772
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                           Michigan Limited Portfolio                          New Jersey Limited Portfolio
                                ------------------------------------------------  --------------------------------------------------
                                         Year Ended March 31,                                  Year Ended March 31,
                                ------------------------------------------------  --------------------------------------------------
                                  1998      1997      1996      1995      1994*     1998      1997      1996      1995      1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
--------------------------------------------------------------------------------
Expenses(1)                        0.71%     0.79%     0.68%     0.48%     0.00%+    0.62%     0.61%     0.57%     0.54%      0.54%+
Net expenses after custodian fee
  reduction                        0.67%     0.76%     0.64%               --        --        0.61%     0.58%     0.55%      --
Net investment income              5.00%     5.09%     5.00%     4.88%     4.62%+    4.91%     4.96%     4.78%     4.73%      4.53%+
Portfolio Turnover                   21%       28%       40%      111%       30%       21%       37%       42%       44%        10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                $12,097   $14,996   $21,191   $33,198   $35,608   $45,540   $58,266   $80,173   $97,280   $102,948
------------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                      0.59%     0.54%+
Net investment income                                            4.77%     4.08%+
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

*    For the period from the start of business, April 16, 1993, to March 31, 1994.

**   For the period from the start of business, May 3, 1993, to March 31, 1994.

(1)  The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                               New York Limited Portfolio                         Ohio Limited Portfolio
                                 --------------------------------------------------  -----------------------------------------------
                                                  Year Ended March 31,                              Year Ended March 31,
                                 --------------------------------------------------  -----------------------------------------------
                                   1998      1997      1996       1995      1994*      1998      1997      1996     1995    1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                         0.61%     0.58%      0.55%      0.52%     0.47%+    0.64%     0.68%     0.63%    0.46%    0.00%+
Expenses after custodian fee
  reduction                         0.59%     0.56%      0.53%                --        --        --        0.65%    0.61%    --
Net investment income               4.81%     4.87%      4.66%      4.79%     4.50%+    5.05%     5.20%     5.06%    4.96%    4.68%+
Portfolio Turnover                    53%       58%        32%        31%        5%       29%       34%       47%     120%      33%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)                 $74,691  $100,014   $138,728   $173,632  $183,768   $24,216   $28,470   $33,529  $39,435  $37,978
------------------------------------------------------------------------------------------------------------------------------------

+   The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                          0.58%    0.54%+
Net investment income                                                                                                4.84%    4.14%+
------------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
 ** For the period from the start of business, April 16, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of March 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Supplementary Data
                                     Pennsylvania Limited Portfolio
                          ------------------------------------------------------
                                         Year Ended March 31,
                          ------------------------------------------------------
                            1998       1997      1996       1995       1994*
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses(1)                  0.60%      0.61%      0.58%       0.53%      0.50%+
Expenses after custodian fee
  reduction                  0.58%      0.59%      0.56%         --         --
Net investment income        5.03%      5.11%      4.81%       4.77%      4.59%+
Portfolio Turnover             36%        51%        24%         39%        12%
--------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)          $57,708    $67,876    $92,194    $113,606   $123,620
--------------------------------------------------------------------------------
  + Annualized.
  * For the period from the start of business, May 3, 1993, to March 31, 1994.
(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

Limited Maturity Municipals Portfolio as of March 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity
  Municipals Portfolio (New Jersey Limited Portfolio), New York Limited
  Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, each Portfolio paid advisory fees as follows:

  Portfolio                                            Amount     Effective Rate
  ------------------------------------------------------------------------------
  California Limited                                 $178,448              0.46%
  Connecticut Limited                                $ 50,322              0.47%
  Florida Limited                                    $381,588              0.46%
  Massachusetts Limited                              $290,512              0.46%
  Michigan Limited                                   $ 62,245              0.47%
  New Jersey Limited                                 $239,715              0.47%
  New York Limited                                   $402,164              0.46%
  Ohio Limited                                       $127,254              0.47%
  Pennsylvania Limited                               $289,154              0.47%
  ------------------------------------------------------------------------------

  To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $25,094.

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 1998 were as follows:

                 California Limited Portfolio      Connecticut Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  15,408,966                       $  2,458,450
  Sales                            26,424,983                          5,379,983

                    Florida Limited Portfolio    Massachusetts Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  30,414,260                      $  28,056,188
  Sales                            53,556,319                         42,929,294

                   Michigan Limited Portfolio       New Jersey Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                      $  2,800,361                      $  10,935,753
  Sales                             5,849,438                         25,980,671

                   New York Limited Portfolio             Ohio Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  46,482,147                       $  7,878,596
  Sales                            74,278,193                         13,032,705

               Pennsylvania Limited Portfolio
  ------------------------------------------------------------------------------
  Purchases                     $  22,489,085
  Sales                            35,365,179
  ------------------------------------------------------------------------------

4 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1998, as computed on a federal income tax basis, are as follows:

                                      California Limited  Connecticut Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $31,771,731      $ 9,154,495
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 1,715,752      $   484,082
  Gross unrealized depreciation                 --             (1,707)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 1,715,752      $   482,375
  ------------------------------------------------------------------------------
                                      Florida Limited     Massachusetts Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $68,566,219      $53,095,573
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 3,487,947      $ 2,871,538
  Gross unrealized depreciation              (42,508)          (4,788)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 3,445,439      $ 2,866,750
  ------------------------------------------------------------------------------
                                      Michigan Limited    New Jersey Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $11,228,522      $42,060,899
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $   961,949      $ 2,822,748
  Gross unrealized depreciation               (2,316)         (25,691)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $   959,633      $ 2,797,057
  ------------------------------------------------------------------------------
                                      New York Limited    Ohio Limited
                                      Portfolio           Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $71,325,400      $22,897,549
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 3,514,690      $ 1,167,395
  Gross unrealized depreciation              (56,956)          (5,035)
  ------------------------------------------------------------------------------
  Net unrealized appreciation            $ 3,457,734      $ 1,162,360
  ------------------------------------------------------------------------------
                                      Pennsylvania Limited
                                      Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                         $53,360,058
  ------------------------------------------------------------------------------
  Gross unrealized appreciation          $ 2,946,242
  Gross unrealized depreciation               (6,265)
  ------------------------------------------------------------------------------
  Net realized appreciation              $ 2,939,977
  ------------------------------------------------------------------------------

5 Line of Credit
--------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1998, the Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio and Ohio Limited Portfolio had balances outstanding pursuant to this line of credit of $916,000, $198,000, $354,000 and $256,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 1998.

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at March 31, 1998, is as follows:

                                                                            Net Unrealized
  Limited            Expiration          Futures                             Appreciation/
  Portfolio             Date            Contracts                Position   (Depreciation)
  -------------      ----------      ----------------------      --------    -------------
  California            6/98         13 U.S. Treasury Bonds       Short        $    209
  Connecticut           6/98          6 U.S. Treasury Bonds       Short        $ (3,630)
  Florida               6/98         35 U.S. Treasury Bonds       Short        $(11,838)
  Massachusetts         6/98         27 U.S. Treasury Bonds       Short        $(15,948)
  Michigan              6/98          5 U.S. Treasury Bonds       Short        $ (2,436)
  New Jersey            6/98         24 U.S. Treasury Bonds       Short        $(10,457)
  New York              6/98         41 U.S. Treasury Bonds       Short        $(17,434)
  Ohio                  6/98         12 U.S. TreasuryBonds        Short        $ (3,457)
  Pennsylvania          6/98         21 U.S. Treasury Bonds       Short        $  3,369

Limited Maturity Municipals Portfolio as of March 31, 1998

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

California Limited Maturity Municipals Portfolio Connecticut Limited Maturity Municipals Portfolio Florida Limited Maturity Municipals Portfolio
Massachusetts Limited Maturity Municipals Portfolio
Michigan Limited Maturity Municipals Portfolio New Jersey Limited Maturity Municipals Portfolio New York Limited Maturity Municipals Portfolio Ohio
Limited Maturity Municipals Portfolio Pennsylvania Limited Maturity Municipals
Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998, and 1997 and the supplementary data for each of the years in the five-year period ended March 31, 1998. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31,1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios, as of March 31, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP
                                        Boston, Massachusetts
                                        May 1, 1998

EV Marathon Limited Maturity Municipals Funds as of March 31, 1998

--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

EV Marathon Limited Maturity Municipals Funds

        Officers                        Independent Trustees

        THOMAS J. FETTER                DONALD R. DWIGHT
        President                       President, Dwight Partners, Inc.

        JAMES B. HAWKES                 SAMUEL L. HAYES, III
        Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                        Banking,
                                        Harvard University Graduate School of
        ROBERT B. MACINTOSH             Business Administration
        Vice President

                                        NORTON H. REAMER
        JAMES L. O'CONNOR               President and Director, United Asset
        Treasurer                       Management Corporation

        ALAN R. DYNNER                  JOHN L. THORNDIKE
        Secretary                       Formerly Director, Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and Consultant

Limited Maturity Municipals Portfolios

        Officers                        Independent Trustees

        THOMAS J. FETTER                DONALD R. DWIGHT
        President                       President, Dwight Partners, Inc.

        JAMES B. HAWKES                 SAMUEL L. HAYES, III
        Vice President and Trustee      Jacob H. Schiff Professor of Investment
                                        Banking, Harvard University Graduate
                                        School of Business Administration
        ROBERT B. MACINTOSH
        Vice President
                                        NORTON H. REAMER
                                        President and Director, United Asset
        WILLIAM H. AHERN, JR.           Management Corporation
        Vice President and Portfolio
        Manager of Connecticut,
        Florida, Massachusetts,         JOHN L. THORNDIKE
        Michigan, New Jersey,           Formerly Director, Fiduciary Company
        New York, and                   Incorporated
        Ohio Limited Maturity
        Municipals Portfolios
                                        JACK L. TREYNOR
                                        Investment Adviser and Consultant
        CYNTHIA J. CLEMSON
        Vice President and Portfolio
        Manager of California Limited
        Maturity Municipals Portfolio

        TIMOTHY T. BROWSE
        Vice President and Portfolio
        Manager of Pennsylvania Limited
        Maturity Municipals Portfolio

        JAMES L. O'CONNOR
        Treasurer

        ALAN R. DYNNER
        Secretary

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EV MARATHON LIMITED MATURITY MUNICIPALS FUNDS
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110




EATON VANCE INVESTMENT TRUST
24 FEDERAL STREET
BOSTON, MA 02110


-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

                                                                  M-9LTFSRC-5/98